UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 0.5%
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$2,503,215	0.1
1,800,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	1,715,400	0.0
3,084,000		Dow Chemical Co/The, 4.625%, 10/01/2044	3,024,206	0.1
2,742,000		Eastman Chemical Co., 2.700%, 01/15/2020	2,728,333	0.1
4,274,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	4,241,844	0.1
2,663,000		Goldcorp, Inc., 3.700%, 03/15/2023	2,627,667	0.1
1,225,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	1,226,930	0.0
			18,067,595	0.5

		Communications: 2.7%
1,127,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	1,110,830	0.0
3,620,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	3,884,274	0.1
6,026,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	5,926,167	0.2
6,920,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	6,454,565	0.2
3,500,000		Amazon.com, Inc., 4.050%, 08/22/2047	3,433,413	0.1
682,000		AT&T, Inc., 4.125%, 02/17/2026	674,620	0.0
5,876,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	5,659,486	0.2
1,364,000		AT&T, Inc., 4.550%, 03/09/2049	1,198,391	0.0
2,364,000		AT&T, Inc., 5.150%, 03/15/2042	2,286,284	0.1
3,343,000	(1)	AT&T, Inc., 5.150%, 11/15/2046	3,202,681	0.1
5,810,000	(1)	AT&T, Inc., 5.150%, 02/15/2050	5,510,736	0.1
439,000		AT&T, Inc., 5.450%, 03/01/2047	440,215	0.0
1,349,000		CBS Corp., 4.600%, 01/15/2045	1,277,204	0.0
1,510,000		CBS Corp., 5.500%, 05/15/2033	1,587,773	0.0
7,311,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	7,318,418	0.2
2,598,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	2,643,248	0.1
3,051,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	3,100,938	0.1
3,980,000		Comcast Corp., 4.000%, 03/01/2048	3,592,501	0.1
4,620,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,543,193	0.1
1,220,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	1,220,643	0.0
1,710,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,714,526	0.0
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,965,574	0.1
4,252,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	4,383,459	0.1
2,380,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	2,240,143	0.1
2,590,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	2,417,667	0.1
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,548,348	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,796,204	0.1
211,000		Verizon Communications, Inc., 4.150%, 03/15/2024	215,164	0.0
5,723,000		Verizon Communications, Inc., 4.812%, 03/15/2039	5,775,310	0.2
2,378,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,387,452	0.1
2,210,000		Viacom, Inc., 4.375%, 03/15/2043	1,932,611	0.1
1,420,000		Viacom, Inc., 5.850%, 09/01/2043	1,504,999	0.0
			98,947,037	2.7

		Consumer, Cyclical: 2.7%
1,250,899		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	1,292,564	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
5,126,320		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	$4,879,436	0.1
1,087,254		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	1,062,615	0.0
2,226,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,129,685	0.1
1,690,000		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/2027	1,632,599	0.1
2,685,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,684,832	0.1
3,810,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,777,391	0.1
634,000	(1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	627,806	0.0
1,106,735		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,117,802	0.0
4,210,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	4,101,386	0.1
2,960,065		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	3,178,370	0.1
3,270,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	3,163,276	0.1
3,230,000		DR Horton, Inc., 4.750%, 02/15/2023	3,311,168	0.1
1,448,000		Ford Motor Co., 5.291%, 12/08/2046	1,292,315	0.0
1,144,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,071,259	0.0
2,528,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	2,390,951	0.1
1,400,000	(2)	General Motors Co., 5.400%, 04/01/2048	1,309,510	0.0
1,930,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	1,910,571	0.1
1,765,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,720,615	0.1
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,810,868	0.1
3,797,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	3,451,105	0.1
2,947,000		MDC Holdings, Inc., 6.000%, 01/15/2043	2,527,053	0.1
4,640,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,440,691	0.1
2,340,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	2,346,800	0.1
1,760,000		Nordstrom, Inc., 5.000%, 01/15/2044	1,626,240	0.0
2,710,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	2,574,253	0.1
1,286,000		Southwest Airlines Co., 3.450%, 11/16/2027	1,217,002	0.0
1,579,731		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,512,645	0.0
1,487,721		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,529,229	0.0
3,618,424		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,447,747	0.1
938,032		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	902,154	0.0
4,078,281		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,805,321	0.1
1,253,900		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,203,744	0.0
2,110,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	2,038,103	0.1
1,300,712		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	1,373,583	0.0
4,339,349		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	4,442,976	0.1
3,410,000	(1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	3,353,129	0.1
4,110,000		Walmart, Inc., 2.350%, 12/15/2022	3,974,745	0.1
2,878,000		Walmart, Inc., 3.125%, 06/23/2021	2,884,896	0.1
2,198,000		Walmart, Inc., 3.400%, 06/26/2023	2,206,766	0.1
3,360,000	(1)	ZF North America Capital, Inc., 4.000%, 04/29/2020	3,374,465	0.1
			98,697,666	2.7

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 4.5%
3,198,000		Abbott Laboratories, 2.800%, 09/15/2020	$3,168,484	0.1
1,110,000		Abbott Laboratories, 3.750%, 11/30/2026	1,108,429	0.0
1,809,000		Abbott Laboratories, 4.750%, 11/30/2036	1,929,013	0.0
430,000		Abbott Laboratories, 4.900%, 11/30/2046	468,188	0.0
1,972,000		AbbVie, Inc., 3.375%, 11/14/2021	1,971,001	0.1
4,492,000		AbbVie, Inc., 4.450%, 05/14/2046	4,172,069	0.1
1,370,000		Aetna, Inc., 2.800%, 06/15/2023	1,313,940	0.0
1,420,000		Aetna, Inc., 4.500%, 05/15/2042	1,368,370	0.0
1,137,000		Altria Group, Inc., 4.250%, 08/09/2042	1,055,720	0.0
6,390,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	5,971,377	0.2
2,500,000		Amgen, Inc., 2.125%, 05/01/2020	2,461,667	0.1
3,535,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	3,545,744	0.1
4,890,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	4,918,715	0.1
1,953,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,837,461	0.0
3,571,000		Anthem, Inc., 5.100%, 01/15/2044	3,709,136	0.1
4,450,000		AstraZeneca PLC, 2.375%, 11/16/2020	4,389,384	0.1
3,510,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	3,349,011	0.1
3,800,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	3,761,783	0.1
3,020,000		Becton Dickinson and Co., 2.894%, 06/06/2022	2,938,273	0.1
2,891,000		Becton Dickinson and Co., 3.700%, 06/06/2027	2,768,940	0.1
2,415,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	2,393,336	0.1
2,130,000		Campbell Soup Co., 3.650%, 03/15/2023	2,090,789	0.1
3,427,000		Cardinal Health, Inc., 2.616%, 06/15/2022	3,279,381	0.1
5,520,000		CVS Health Corp., 3.125%, 03/09/2020	5,522,256	0.1
3,700,000		CVS Health Corp., 3.700%, 03/09/2023	3,687,186	0.1
3,900,000		CVS Health Corp., 4.100%, 03/25/2025	3,893,369	0.1
976,000		CVS Health Corp., 4.300%, 03/25/2028	968,232	0.0
3,857,000		CVS Health Corp., 5.050%, 03/25/2048	3,955,589	0.1
69,530		CVS Pass-Through Trust, 6.943%, 01/10/2030	77,675	0.0
2,480,000		General Mills, Inc., 3.700%, 10/17/2023	2,467,236	0.1
3,810,000		General Mills, Inc., 4.000%, 04/17/2025	3,775,086	0.1
10,165,000	(1),(2)	Halfmoon Parent, Inc., 3.400%, 09/17/2021	10,133,745	0.3
1,182,000		Humana, Inc., 3.150%, 12/01/2022	1,157,790	0.0
3,770,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,734,525	0.1
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,104,992	0.1
940,000		Johnson & Johnson, 4.375%, 12/05/2033	1,002,968	0.0
2,905,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	2,911,631	0.1
2,964,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	2,623,540	0.1
3,910,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	3,976,940	0.1
1,259,000		Kroger Co/The, 4.450%, 02/01/2047	1,162,539	0.0
3,300,000		Kroger Co/The, 4.650%, 01/15/2048	3,117,011	0.1
2,040,000		Kroger Co/The, 5.150%, 08/01/2043	2,033,029	0.1
2,845,000		Medtronic, Inc., 4.375%, 03/15/2035	2,943,838	0.1
1,690,000		Medtronic, Inc., 4.625%, 03/15/2045	1,791,114	0.0
2,830,000		Mylan NV, 3.750%, 12/15/2020	2,833,300	0.1
1,307,000		Mylan NV, 3.950%, 06/15/2026	1,238,414	0.0
1,533,000		PepsiCo, Inc., 4.450%, 04/14/2046	1,617,164	0.0
2,365,000		Pfizer, Inc., 3.200%, 09/15/2023	2,346,506	0.1
2,593,000		Philip Morris International, Inc., 4.250%, 11/10/2044	2,450,136	0.1
2,341,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,551,270	0.1
2,990,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	2,991,852	0.1
2,425,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	2,371,937	0.1
5,940,000		Unilever Capital Corp., 3.000%, 03/07/2022	5,883,312	0.2
8,270,000		Unilever Capital Corp., 3.250%, 03/07/2024	8,145,477	0.2
1,530,000		UnitedHealth Group, Inc., 2.700%, 07/15/2020	1,520,722	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,761,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	$3,744,150	0.1
			164,704,742	4.5

		Energy: 2.9%
1,345,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	1,379,203	0.0
5,880,000		BP Capital Markets PLC, 3.224%, 04/14/2024	5,750,824	0.2
1,820,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	1,783,322	0.1
1,790,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	1,807,310	0.1
320,000		Cimarex Energy Co., 3.900%, 05/15/2027	305,900	0.0
3,800,000		Cimarex Energy Co., 4.375%, 06/01/2024	3,836,655	0.1
1,647,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	1,636,802	0.0
2,932,000		Enbridge Energy Partners L.P., 9.875%, 03/01/2019	3,010,221	0.1
1,067,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,083,301	0.0
730,000		Energy Transfer Partners L.P., 4.650%, 06/01/2021	747,962	0.0
2,938,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	2,852,474	0.1
3,580,000		Energy Transfer Partners L.P., 9.700%, 03/15/2019	3,693,309	0.1
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,384,169	0.0
2,900,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,763,100	0.1
2,749,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,849,415	0.1
4,622,000		EOG Resources, Inc., 2.625%, 03/15/2023	4,457,587	0.1
3,156,000		Exxon Mobil Corp., 2.726%, 03/01/2023	3,091,161	0.1
4,088,000		Halliburton Co., 3.500%, 08/01/2023	4,076,563	0.1
1,506,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,519,358	0.0
1,338,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	1,352,127	0.0
1,722,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,771,310	0.0
1,787,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	1,892,859	0.1
2,041,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,941,219	0.1
190,000		Noble Energy, Inc., 3.850%, 01/15/2028	179,729	0.0
2,993,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	2,971,176	0.1
3,125,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	3,249,141	0.1
3,680,000		ONEOK Partners L.P., 3.375%, 10/01/2022	3,626,898	0.1
1,858,000		ONEOK, Inc., 6.000%, 06/15/2035	2,027,780	0.1
2,950,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	2,785,911	0.1
3,090,000		Schlumberger Investment SA, 3.650%, 12/01/2023	3,115,794	0.1
959,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	973,730	0.0
1,052,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,067,980	0.0
5,298,000		Shell International Finance BV, 3.250%, 05/11/2025	5,200,157	0.1
2,844,000		Shell International Finance BV, 4.000%, 05/10/2046	2,785,377	0.1
1,691,000		Shell International Finance BV, 4.375%, 05/11/2045	1,757,514	0.0
2,722,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	2,587,891	0.1
1,673,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	1,670,549	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	825,594	0.0
2,980,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,886,965	0.1
2,412,000		Western Gas Partners L.P., 4.000%, 07/01/2022	2,403,111	0.1
1,439,000		Western Gas Partners L.P., 5.375%, 06/01/2021	1,488,121	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,336,000		Williams Partners L.P., 3.600%, 03/15/2022	$3,318,534	0.1
2,000,000		Williams Partners L.P., 4.000%, 09/15/2025	1,970,001	0.1
1,640,000		Williams Partners L.P., 4.500%, 11/15/2023	1,671,711	0.0
3,461,000		Williams Partners L.P., 5.400%, 03/04/2044	3,583,843	0.1
			107,133,658	2.9

		Financial: 9.1%
3,590,000		American International Group, Inc., 3.375%, 08/15/2020	3,593,686	0.1
1,465,000		American International Group, Inc., 4.500%, 07/16/2044	1,378,214	0.0
1,787,000		American International Group, Inc., 6.400%, 12/15/2020	1,902,168	0.1
2,460,000		Air Lease Corp., 3.500%, 01/15/2022	2,443,557	0.1
4,760,000		American Express Co., 3.700%, 08/03/2023	4,739,726	0.1
1,508,000		Aon PLC, 4.750%, 05/15/2045	1,512,012	0.0
1,549,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	1,622,231	0.0
2,418,000		Arch Capital Group Ltd., 7.350%, 05/01/2034	3,090,638	0.1
2,460,000		Assurant, Inc., 4.900%, 03/27/2028	2,457,298	0.1
3,430,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/2020	3,357,745	0.1
2,600,000		Banco Santander SA, 3.125%, 02/23/2023	2,469,540	0.1
6,221,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	5,841,975	0.2
6,966,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	6,964,291	0.2
1,870,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,783,744	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,611,314	0.0
4,777,000		Bank of America Corp., 4.183%, 11/25/2027	4,668,326	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,288,628	0.1
2,530,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	2,468,877	0.1
3,080,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	3,016,997	0.1
1,862,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	2,122,294	0.1
4,500,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	4,392,915	0.1
5,200,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,033,982	0.1
4,879,000		Citigroup, Inc., 5.500%, 09/13/2025	5,202,910	0.1
2,757,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,745,161	0.1
2,315,000	(1)	Commerzbank AG, 8.125%, 09/19/2023	2,642,175	0.1
1,370,000	(1),(3)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,451,172	0.0
6,240,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,185,635	0.2
3,150,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	3,056,728	0.1
6,736,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	7,208,140	0.2
5,236,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	5,135,253	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,294,919	0.1
5,295,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	5,168,287	0.1
7,975,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	7,802,250	0.2
8,040,000		First Tennessee Bank NA, 2.950%, 12/01/2019	8,019,555	0.2
1,633,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,533,248	0.0
3,076,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	3,014,272	0.1
3,798,000		Goldman Sachs Group, Inc., 2.600%, 04/23/2020	3,764,558	0.1
3,072,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	3,045,306	0.1
1,678,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,713,641	0.0
624,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	751,026	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,272,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	$1,248,229	0.0
723,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	734,463	0.0
6,700,000		HSBC Holdings PLC, 3.400%, 03/08/2021	6,685,832	0.2
2,177,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	2,098,179	0.1
1,400,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	1,403,200	0.0
3,400,000	(1)	ING Bank NV, 2.000%, 11/26/2018	3,397,262	0.1
3,430,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,382,271	0.1
1,394,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,321,217	0.0
6,980,000	(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	6,989,417	0.2
2,000,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	1,979,956	0.1
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,289,864	0.1
5,000,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	4,678,963	0.1
1,800,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	1,674,693	0.0
1,223,000		KeyBank NA/Cleveland OH, 3.180%, 10/15/2027	1,205,821	0.0
2,056,000		Kite Realty Group L.P., 4.000%, 10/01/2026	1,850,937	0.0
4,850,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	4,630,608	0.1
7,870,000	(1),(3)	Macquarie Group Ltd, 3.189%, 11/28/2023	7,571,184	0.2
6,780,000		Mitsubishi UFJ Financial Group, Inc., 3.761%, 07/26/2023	6,748,263	0.2
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,875,577	0.2
4,560,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,449,640	0.1
3,460,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	3,440,558	0.1
5,135,000		Morgan Stanley, 2.750%, 05/19/2022	4,983,192	0.1
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,037,831	0.0
4,285,000		Morgan Stanley, 4.000%, 07/23/2025	4,272,502	0.1
2,645,000		Morgan Stanley, 5.500%, 07/28/2021	2,785,841	0.1
5,004,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	4,955,232	0.1
2,661,000	(1),(2),(3)	Nordea Bank AB, 6.125%, 12/31/2199	2,621,085	0.1
6,400,000		ORIX Corp., 3.250%, 12/04/2024	6,097,258	0.2
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,131,841	0.0
5,120,000		PNC Bank NA, 2.700%, 11/01/2022	4,934,083	0.1
4,030,000		Royal Bank of Canada, 2.125%, 03/02/2020	3,988,484	0.1
6,016,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	5,851,671	0.2
4,613,000		Santander UK PLC, 2.375%, 03/16/2020	4,556,213	0.1
3,056,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	3,055,162	0.1
3,000,000	(1)	Societe Generale SA, 2.625%, 09/16/2020	2,956,014	0.1
9,405,000	(1),(3)	Standard Chartered PLC, 3.885%, 03/15/2024	9,197,097	0.3
5,170,000	(1),(3)	Standard Chartered PLC, 4.247%, 01/20/2023	5,172,502	0.1
2,527,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,446,191	0.1
325,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	300,278	0.0
4,920,000	(1)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	4,796,956	0.1
3,427,000		Synovus Financial Corp., 3.125%, 11/01/2022	3,295,643	0.1
3,490,000		TD Ameritrade Holding Corp., 2.950%, 04/01/2022	3,423,807	0.1
3,320,000		Toronto-Dominion Bank/The, 1.900%, 10/24/2019	3,286,438	0.1
3,665,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	3,670,436	0.1
3,580,000		Toronto-Dominion Bank/The, 3.500%, 07/19/2023	3,575,038	0.1
2,007,000	(3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	1,887,684	0.1
1,960,000	(1)	UBS AG/London, 2.450%, 12/01/2020	1,921,802	0.1
2,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	2,174,047	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	4,632,358	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,470,000		UBS AG, 5.125%, 05/15/2024	$2,499,907	0.1
3,368,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,406,743	0.1
2,136,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,129,274	0.1
2,011,000		Willis North America, Inc., 3.600%, 05/15/2024	1,956,076	0.1
1,825,000		XLIT Ltd., 5.500%, 03/31/2045	1,932,587	0.1
3,575,000		ZB NA, 3.500%, 08/27/2021	3,556,504	0.1
			334,638,305	9.1

		Industrial: 1.7%
1,915,000		Amphenol Corp., 3.200%, 04/01/2024	1,838,718	0.0
3,106,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,455,425	0.1
3,510,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	3,505,458	0.1
1,985,000		CSX Corp., 4.650%, 03/01/2068	1,924,095	0.0
2,250,000		FedEx Corp., 4.050%, 02/15/2048	2,022,301	0.0
2,279,000		FedEx Corp., 4.400%, 01/15/2047	2,181,806	0.1
2,403,000		General Electric Co., 4.500%, 03/11/2044	2,268,172	0.1
4,377,000	(3)	General Electric Co., 5.000%, 12/31/2199	4,272,499	0.1
4,240,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	4,236,216	0.1
2,945,000		John Deere Capital Corp., 3.125%, 09/10/2021	2,936,661	0.1
2,840,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,824,256	0.1
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	264,268	0.0
2,700,000		Northrop Grumman Corp., 4.030%, 10/15/2047	2,537,545	0.1
2,500,000		Packaging Corp. of America, 2.450%, 12/15/2020	2,452,587	0.1
2,365,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,284,938	0.1
2,800,000		Roper Technologies, Inc., 3.650%, 09/15/2023	2,784,112	0.1
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,478,314	0.1
4,600,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	4,502,711	0.1
3,230,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,146,198	0.1
2,230,000		United Parcel Service, Inc., 2.500%, 04/01/2023	2,151,311	0.0
3,025,000		United Parcel Service, Inc., 2.800%, 11/15/2024	2,905,102	0.1
3,955,000		United Technologies Corp., 3.650%, 08/16/2023	3,939,691	0.1
			60,912,384	1.7

		Technology: 1.7%
1,580,000		Analog Devices, Inc., 3.500%, 12/05/2026	1,515,074	0.0
2,910,000		Apple, Inc., 2.000%, 11/13/2020	2,859,213	0.1
4,240,000		Apple, Inc., 2.400%, 01/13/2023	4,094,123	0.1
3,200,000		Apple, Inc., 3.750%, 09/12/2047	3,003,433	0.1
990,000		Apple, Inc., 3.750%, 11/13/2047	930,709	0.0
2,000,000		Apple, Inc., 3.850%, 05/04/2043	1,926,597	0.1
1,918,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,947,612	0.1
5,155,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	5,420,116	0.1
3,620,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	3,860,907	0.1
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,865,654	0.1
4,260,000		HP, Inc., 4.300%, 06/01/2021	4,353,822	0.1
2,607,000		International Business Machines Corp., 2.875%, 11/09/2022	2,553,301	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	2,979,764	0.1
2,717,000		KLA-Tencor Corp., 4.125%, 11/01/2021	2,761,243	0.1
3,730,000		Microsoft Corp., 3.700%, 08/08/2046	3,583,664	0.1
4,235,000		Microsoft Corp., 4.250%, 02/06/2047	4,449,941	0.1
2,919,000		Microsoft Corp., 4.450%, 11/03/2045	3,133,267	0.1
7,004,000		Oracle Corp., 3.850%, 07/15/2036	6,769,960	0.2
1,500,000		Oracle Corp., 4.000%, 11/15/2047	1,425,004	0.0
1,215,000		Oracle Corp., 4.300%, 07/08/2034	1,241,529	0.0
			60,674,933	1.7

		Utilities: 2.8%
2,660,000		Alabama Power Co., 3.375%, 10/01/2020	2,657,913	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,470,000		Alabama Power Co., 5.700%, 02/15/2033	$1,650,524	0.0
1,375,000		Ameren Corp., 2.700%, 11/15/2020	1,357,195	0.0
3,120,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,331,477	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,381,753	0.1
1,274,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,261,617	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,826,955	0.1
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	1,999,086	0.1
3,954,000		Commonwealth Edison Co., 3.750%, 08/15/2047	3,660,264	0.1
1,378,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,238,149	0.0
1,913,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,817,515	0.1
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,766,929	0.1
2,934,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,727,283	0.1
2,050,000	(1)	Enel Finance International NV, 3.500%, 04/06/2028	1,807,108	0.1
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,182,915	0.0
3,125,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,155,738	0.1
3,528,000		Exelon Corp., 3.497%, 06/01/2022	3,469,000	0.1
3,565,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,448,708	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/2023	2,238,953	0.1
1,246,000		Georgia Power Co., 2.000%, 03/30/2020	1,223,258	0.0
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,411,484	0.0
3,640,000		Interstate Power & Light Co., 3.250%, 12/01/2024	3,535,046	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,811,760	0.1
385,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	386,722	0.0
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/2019	2,554,947	0.1
2,275,000		Mississippi Power Co., 3.950%, 03/30/2028	2,229,329	0.1
1,818,000		Mississippi Power Co., 4.250%, 03/15/2042	1,716,432	0.0
775,000		Mississippi Power Co., 4.750%, 10/15/2041	749,339	0.0
2,278,000		Nevada Power Co., 7.125%, 03/15/2019	2,324,861	0.1
4,020,000		NextEra Energy Capital Holdings, Inc., 3.342%, 09/01/2020	4,030,004	0.1
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	1,773,229	0.1
1,308,000		NiSource, Inc., 5.950%, 06/15/2041	1,497,217	0.0
4,740,000		Pacific Gas & Electric Co., 3.300%, 12/01/2027	4,339,343	0.1
1,447,000	(1)	Pacific Gas & Electric Co., 4.250%, 08/01/2023	1,455,681	0.0
1,035,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	1,156,761	0.0
1,007,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	1,136,431	0.0
710,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	726,504	0.0
4,320,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	4,289,113	0.1
1,740,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	1,726,250	0.1
280,000		Southern California Edison Co., 2.400%, 02/01/2022	269,979	0.0
1,410,000		Southern California Edison Co., 3.500%, 10/01/2023	1,401,859	0.0
620,000		Southern California Edison Co., 3.875%, 06/01/2021	626,128	0.0
2,441,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,330,343	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,028,402	0.1
1,381,000		Southwestern Electric Power Co., 4.100%, 09/15/2028	1,383,180	0.0
2,317,000		Tampa Electric Co., 5.400%, 05/15/2021	2,426,366	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/2018	$5,083,347	0.1
			100,602,397	2.8

	Total Corporate Bonds/Notes
	(Cost $1,064,946,689)		1,044,378,717	28.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.2%
5,739,891		Alternative Loan Trust 2005-10CB 1A1, 2.716%, (US0001M + 0.500%), 05/25/2035	5,101,236	0.1
4,717,660		Alternative Loan Trust 2005-51 3A2A, 3.135%, (12MTA + 1.290%), 11/20/2035	4,603,609	0.1
2,080,432		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,939,829	0.1
2,634,134		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,530,811	0.1
605,430	(4)	Alternative Loan Trust 2005-J3 2A2, 2.784%, (-1.000*US0001M + 5.000%), 05/25/2035	38,492	0.0
1,719,141		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,356,402	0.0
3,864,472		Alternative Loan Trust 2006-HY11 A1, 2.336%, (US0001M + 0.120%), 06/25/2036	3,626,167	0.1
2,450,442		Alternative Loan Trust 2007-23CB A3, 2.716%, (US0001M + 0.500%), 09/25/2037	1,667,885	0.1
226,114		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	210,354	0.0
1,132,991	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.014%, 01/25/2036	1,112,710	0.0
568,512	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.972%, 05/25/2035	574,437	0.0
1,618,186	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.037%, 11/25/2036	1,509,634	0.0
1,333,275	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.927%, 11/25/2036	1,124,780	0.0
16,750	(3)	Bear Stearns ARM Trust 2005-12 13A1, 4.263%, 02/25/2036	16,123	0.0
4,143,662		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.406%, (US0001M + 0.190%), 01/25/2037	4,010,465	0.1
192,476	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.106%, 01/26/2036	168,540	0.0
857,073	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.516%, (US0001M + 4.300%), 07/25/2025	865,598	0.0
753,737	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.517%, 12/25/2035	731,894	0.0
3,415,016	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.583%, 11/25/2034	3,394,268	0.1
108,375	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.609%, 02/20/2035	109,703	0.0
25,657		CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.899%, (US0001M + 0.680%), 03/25/2035	24,224	0.0
255,531		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	261,046	0.0
1,142,218		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,117,631	0.0
153,870		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.280%, (H15T1Y + 2.400%), 10/25/2035	155,940	0.0
1,863,923	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.186%, 09/25/2037	1,801,509	0.1
1,289,656	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,316,299	0.0
96,607	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.367%, 08/25/2035	97,312	0.0
3,286,924		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	3,332,303	0.1
406,469		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	390,069	0.0
1,150,884		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.716%, (US0001M + 0.500%), 11/25/2035	697,909	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,400,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.936%, (US0001M + 0.720%), 11/25/2035	$6,475,434	0.2
245,519	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 3.894%, 07/19/2044	250,222	0.0
825,631		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.448%, (US0001M + 0.280%), 08/19/2045	733,103	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,041,948	0.0
11,430,818		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	12,060,584	0.3
2,791,675		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,695,712	0.1
34,386,710	(4)	Fannie Mae 2016-82 SD, 3.834%, (-1.000*US0001M + 6.050%), 11/25/2046	4,593,893	0.1
8,037,425		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	7,967,560	0.2
4,205,387		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 5.216%, (US0001M + 3.000%), 07/25/2024	4,512,480	0.1
3,600,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.866%, (US0001M + 3.650%), 09/25/2029	3,975,156	0.1
1,900,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.066%, (US0001M + 2.850%), 11/25/2029	2,003,789	0.1
7,550,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.416%, (US0001M + 2.200%), 01/25/2030	7,788,745	0.2
6,000,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.616%, (US0001M + 2.400%), 05/25/2030	6,222,540	0.2
8,000,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.716%, (US0001M + 2.500%), 05/25/2030	8,273,374	0.2
2,200,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.416%, (US0001M + 2.200%), 08/25/2030	2,230,807	0.1
6,400,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.466%, (US0001M + 2.250%), 07/25/2030	6,554,156	0.2
657,585	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	126,422	0.0
514,927	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	85,863	0.0
41		Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/2019	41	0.0
14,102		Fannie Mae REMIC Trust 1994-77 FB, 3.716%, (US0001M + 1.500%), 04/25/2024	14,393	0.0
451,661		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	479,497	0.0
368,281		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	391,050	0.0
38,581		Fannie Mae REMIC Trust 2002-21 FC, 3.116%, (US0001M + 0.900%), 04/25/2032	39,411	0.0
1,042,988	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	248,615	0.0
16,234		Fannie Mae REMIC Trust 2004-10 SC, 19.737%, (-4.000*US0001M + 28.600%), 02/25/2034	17,022	0.0
109,737		Fannie Mae REMIC Trust 2004-11 A, 2.336%, (US0001M + 0.120%), 03/25/2034	108,811	0.0
598,263		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	647,152	0.0
59,172		Fannie Mae REMIC Trust 2005-57 CD, 16.816%, (-3.750*US0001M + 25.125%), 01/25/2035	62,142	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 15.137%, (-4.000*US0001M + 24.000%), 07/25/2035	268,817	0.0
6,372,881	(4)	Fannie Mae REMIC Trust 2005-92 SC, 4.464%, (-1.000*US0001M + 6.680%), 10/25/2035	920,418	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
444,015		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	$470,429	0.0
1,275,725		Fannie Mae REMIC Trust 2006-104 ES, 22.371%, (-5.000*US0001M + 33.450%), 11/25/2036	1,984,585	0.1
7,961,232	(4)	Fannie Mae REMIC Trust 2006-12 SD, 4.534%, (-1.000*US0001M + 6.750%), 10/25/2035	966,045	0.0
3,376,435	(4)	Fannie Mae REMIC Trust 2006-123 UI, 4.524%, (-1.000*US0001M + 6.740%), 01/25/2037	550,292	0.0
913,934	(4)	Fannie Mae REMIC Trust 2006-72 HS, 4.484%, (-1.000*US0001M + 6.700%), 08/25/2026	96,313	0.0
287,711		Fannie Mae REMIC Trust 2007-73 A1, 2.276%, (US0001M + 0.060%), 07/25/2037	282,868	0.0
657,661		Fannie Mae REMIC Trust 2008-20 SP, 9.961%, (-2.500*US0001M + 15.500%), 03/25/2038	759,842	0.0
2,897,744		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,975,168	0.1
10,111,705	(4)	Fannie Mae REMIC Trust 2010-102 SB, 4.384%, (-1.000*US0001M + 6.600%), 09/25/2040	1,564,810	0.1
3,389,429	(4)	Fannie Mae REMIC Trust 2010-116 SE, 4.384%, (-1.000*US0001M + 6.600%), 10/25/2040	496,283	0.0
10,112,241	(4)	Fannie Mae REMIC Trust 2010-123 SL, 3.854%, (-1.000*US0001M + 6.070%), 11/25/2040	1,207,366	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,207,668	0.2
5,188,454	(4)	Fannie Mae REMIC Trust 2010-55 AS, 4.204%, (-1.000*US0001M + 6.420%), 06/25/2040	727,928	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	8,476,540	0.2
1,721,685		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,810,631	0.1
12,317,384	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	1,125,103	0.0
2,380,379	(4)	Fannie Mae REMIC Trust 2012-10 US, 4.234%, (-1.000*US0001M + 6.450%), 02/25/2042	303,765	0.0
1,734,089		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,716,557	0.1
13,302,708	(4)	Fannie Mae REMIC Trust 2012-113 SG, 3.884%, (-1.000*US0001M + 6.100%), 10/25/2042	2,143,005	0.1
9,909,344	(4)	Fannie Mae REMIC Trust 2012-122 SB, 3.934%, (-1.000*US0001M + 6.150%), 11/25/2042	1,607,615	0.1
4,626,438	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	426,013	0.0
3,826,226		Fannie Mae REMIC Trust 2012-131 BS, 2.876%, (-1.200*US0001M + 5.400%), 12/25/2042	2,875,754	0.1
15,196,081	(4)	Fannie Mae REMIC Trust 2012-137 SN, 3.884%, (-1.000*US0001M + 6.100%), 12/25/2042	2,146,921	0.1
6,665,740	(4)	Fannie Mae REMIC Trust 2012-15 SP, 4.404%, (-1.000*US0001M + 6.620%), 06/25/2040	710,567	0.0
4,193,102	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	866,523	0.0
396,283		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	396,053	0.0
12,352,074	(4)	Fannie Mae REMIC Trust 2013-60 DS, 3.984%, (-1.000*US0001M + 6.200%), 06/25/2033	1,742,893	0.1
9,718,793	(4)	Fannie Mae REMIC Trust 2013-9 DS, 3.934%, (-1.000*US0001M + 6.150%), 02/25/2043	1,689,663	0.1
345,715	(4)	Fannie Mae REMIC Trust 2013-9 SA, 3.934%, (-1.000*US0001M + 6.150%), 03/25/2042	37,526	0.0
4,345,417	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	507,291	0.0
29,783,755	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	6,958,435	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,717,359	(4)	Fannie Mae REMICS 2005-66 SY, 4.484%, (-1.000*US0001M + 6.700%), 07/25/2035	$701,738	0.0
8,868,772	(4)	Fannie Mae REMICS 2006-120 QD, 2.484%, (-1.000*US0001M + 4.700%), 10/25/2036	583,447	0.0
3,824,901	(4)	Fannie Mae REMICS 2006-59 XS, 4.984%, (-1.000*US0001M + 7.200%), 07/25/2036	557,322	0.0
4,343,738	(4)	Fannie Mae REMICS 2007-53 SX, 3.884%, (-1.000*US0001M + 6.100%), 06/25/2037	585,282	0.0
1,707,661		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,814,913	0.1
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	100,717	0.0
6,548,754	(4)	Fannie Mae REMICS 2011-149 ES, 3.784%, (-1.000*US0001M + 6.000%), 07/25/2041	644,822	0.0
282,682	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.994%, 03/25/2035	234,278	0.0
12,176,939	(4)	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.484%, (-1.000*US0001M + 4.700%), 01/25/2036	961,752	0.0
483,261		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/2036	396,203	0.0
1,799,717		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.516%, (US0001M + 0.300%), 12/25/2036	1,116,194	0.0
1,799,716	(4)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.484%, (-1.000*US0001M + 6.700%), 12/25/2036	392,705	0.0
579,974	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.717%, 02/25/2036	557,018	0.0
49,988	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 4.277%, 08/25/2035	42,044	0.0
1,481,825	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.059%, 03/25/2048	1,457,932	0.0
1,580,614	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.059%, 03/25/2048	1,549,673	0.1
2,074,555	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.059%, 03/25/2048	1,991,719	0.1
6,598,359	(4)	Freddie Mac 2815 GS, 3.842%, (-1.000*US0001M + 6.000%), 03/15/2034	814,705	0.0
20,625,400		Freddie Mac 326 350, 3.500%, 03/15/2044	20,325,259	0.6
9,415		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	9,903	0.0
311,649		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	334,233	0.0
306,333		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	332,169	0.0
13,955		Freddie Mac REMIC Trust 2411 FJ, 2.508%, (US0001M + 0.350%), 12/15/2029	13,980	0.0
199,895		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	218,577	0.0
461,290		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	507,580	0.0
521,979		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	542,568	0.0
398,563		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	426,057	0.0
110		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	111	0.0
408,044		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	438,180	0.0
473,026	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	110,188	0.0
537,168		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	583,452	0.0
1,210,600		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,293,363	0.0
1,028,447		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,087,095	0.0
1,220,741		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,290,479	0.0
7,071,491	(4)	Freddie Mac REMIC Trust 3045 DI, 4.572%, (-1.000*US0001M + 6.730%), 10/15/2035	985,025	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
56,733		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	$56,835	0.0
3,625,612	(4)	Freddie Mac REMIC Trust 3064 SP, 4.442%, (-1.000*US0001M + 6.600%), 03/15/2035	265,647	0.0
500,608		Freddie Mac REMIC Trust 3065 DC, 13.385%, (-3.000*US0001M + 19.860%), 03/15/2035	635,315	0.0
1,176,208	(4)	Freddie Mac REMIC Trust 3102 IS, 16.652%, (-3.667*US0001M + 24.567%), 01/15/2036	449,620	0.0
3,987,964		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	4,313,197	0.1
2,218,661	(4)	Freddie Mac REMIC Trust 3170 SA, 4.442%, (-1.000*US0001M + 6.600%), 09/15/2033	305,246	0.0
1,541,145	(4)	Freddie Mac REMIC Trust 3171 PS, 4.327%, (-1.000*US0001M + 6.485%), 06/15/2036	172,437	0.0
1,957,019		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	2,113,759	0.1
467,375	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.449%, 03/15/2033	491,408	0.0
140,663		Freddie Mac REMIC Trust 3556 NT, 5.258%, (US0001M + 3.100%), 03/15/2038	144,870	0.0
8,265,671	(4)	Freddie Mac REMIC Trust 3589 SB, 4.042%, (-1.000*US0001M + 6.200%), 10/15/2039	1,084,835	0.0
1,574,796	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	269,423	0.0
8,867,231		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	9,506,929	0.3
3,129,047		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,387,867	0.1
6,081	(4)	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/2018	15	0.0
1,040,724	(4)	Freddie Mac REMIC Trust 3710 SL, 3.842%, (-1.000*US0001M + 6.000%), 05/15/2036	37,298	0.0
1,630,126		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,747,133	0.1
1,926,691	(4)	Freddie Mac REMIC Trust 3752 WS, 4.442%, (-1.000*US0001M + 6.600%), 12/15/2039	106,279	0.0
1,353,597		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,420,930	0.0
5,000,000	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	738,903	0.0
2,157,881		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,215,087	0.1
7,346,030	(4)	Freddie Mac REMIC Trust 3856 KS, 4.392%, (-1.000*US0001M + 6.550%), 05/15/2041	1,129,314	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,558,144	0.1
2,867,836	(4)	Freddie Mac REMIC Trust 3925 SD, 3.892%, (-1.000*US0001M + 6.050%), 07/15/2040	286,515	0.0
14,391,384	(4)	Freddie Mac REMIC Trust 3925 SL, 3.892%, (-1.000*US0001M + 6.050%), 01/15/2041	1,587,280	0.1
5,037,862	(4)	Freddie Mac REMIC Trust 3936 GS, 4.542%, (-1.000*US0001M + 6.700%), 11/15/2025	259,602	0.0
16,678,801	(4)	Freddie Mac REMIC Trust 3951 SN, 4.392%, (-1.000*US0001M + 6.550%), 11/15/2041	2,833,340	0.1
6,729,631	(4)	Freddie Mac REMIC Trust 3984 NS, 4.442%, (-1.000*US0001M + 6.600%), 01/15/2040	581,035	0.0
1,320,915		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,372,122	0.0
2,620,507		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	3,014,035	0.1
2,542,817	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	363,523	0.0
6,363,561	(4)	Freddie Mac REMIC Trust 4094 YS, 4.542%, (-1.000*US0001M + 6.700%), 04/15/2040	597,200	0.0
12,673,962	(4)	Freddie Mac REMIC Trust 4102 MS, 4.442%, (-1.000*US0001M + 6.600%), 09/15/2042	2,216,586	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,158,752	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	$204,297	0.0
5,271,274		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,089,263	0.1
25,589,218		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	26,883,319	0.7
11,836,851	(4)	Freddie Mac REMIC Trust 4313 SD, 3.992%, (-1.000*US0001M + 6.150%), 03/15/2044	1,539,469	0.1
18,182,062	(4)	Freddie Mac REMIC Trust 4313 SE, 3.992%, (-1.000*US0001M + 6.150%), 03/15/2044	2,398,841	0.1
3,683,063	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	567,046	0.0
1,990,171	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	402,007	0.0
6,933,388		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,012,281	0.2
7,793,677	(4)	Freddie Mac REMIC Trust 4346 ST, 4.042%, (-1.000*US0001M + 6.200%), 07/15/2039	827,759	0.0
10,713,483		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	10,847,695	0.3
6,760,367	(4)	Freddie Mac REMIC Trust 4386 LS, 3.942%, (-1.000*US0001M + 6.100%), 09/15/2044	1,035,941	0.0
11,517,882	(4)	Freddie Mac REMICS 3284 CI, 3.962%, (-1.000*US0001M + 6.120%), 03/15/2037	1,504,875	0.0
18,041,743	(4)	Freddie Mac REMICS 4675 KS, 3.842%, (-1.000*US0001M + 6.000%), 04/15/2047	2,940,559	0.1
7,904,052		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	7,931,307	0.2
13,028,817	(4)	Freddie Mac Strips Series 311 S1, 3.792%, (-1.000*US0001M + 5.950%), 08/15/2043	2,075,278	0.1
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.916%, (US0001M + 4.700%), 04/25/2028	3,346,678	0.1
7,250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.716%, (US0001M + 2.500%), 03/25/2030	7,595,871	0.2
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.866%, (US0001M + 2.650%), 12/25/2029	6,513,567	0.2
7,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.566%, (US0001M + 2.350%), 04/25/2030	7,233,511	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.016%, (US0001M + 1.800%), 07/25/2030	5,969,782	0.2
1,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.516%, (US0001M + 2.300%), 09/25/2030	1,317,812	0.0
337,260		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	378,078	0.0
552,403		Freddie Mac Structured Pass Through Certificates T-62 1A1, 3.045%, (12MTA + 1.200%), 10/25/2044	550,342	0.0
73,940		Freddie Mac-Ginnie Mae Series 27 FC, 3.625%, (PRIME + (1.375)%), 03/25/2024	75,189	0.0
14,901,780	(4)	Ginnie Mae 2007-35 KY, 4.292%, (-1.000*US0001M + 6.450%), 06/16/2037	2,151,054	0.1
1,206,482		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	1,102,666	0.0
1,323,946		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	1,239,653	0.0
499,525		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	438,779	0.0
86,798		Ginnie Mae Series 2002-21 FV, 2.558%, (US0001M + 0.400%), 03/16/2032	87,277	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,206,703	(4)	Ginnie Mae Series 2005-7 AH, 4.612%, (-1.000*US0001M + 6.770%), 02/16/2035	$160,817	0.0
154,374		Ginnie Mae Series 2007-37 S, 17.386%, (-3.667*US0001M + 25.300%), 04/16/2037	171,332	0.0
525,568		Ginnie Mae Series 2007-8 SP, 15.028%, (-3.242*US0001M + 22.048%), 03/20/2037	697,195	0.0
3,257,191	(4)	Ginnie Mae Series 2008-35 SN, 4.235%, (-1.000*US0001M + 6.400%), 04/20/2038	395,377	0.0
1,731,725	(4)	Ginnie Mae Series 2008-40 PS, 4.342%, (-1.000*US0001M + 6.500%), 05/16/2038	235,891	0.0
12,814,551	(4)	Ginnie Mae Series 2009-106 SU, 4.035%, (-1.000*US0001M + 6.200%), 05/20/2037	1,735,709	0.1
4,190,955	(4)	Ginnie Mae Series 2009-25 KS, 4.035%, (-1.000*US0001M + 6.200%), 04/20/2039	524,969	0.0
2,153,578		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,252,127	0.1
2,729,048		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,862,875	0.1
1,518,807	(4)	Ginnie Mae Series 2009-33 SN, 4.135%, (-1.000*US0001M + 6.300%), 05/20/2039	64,956	0.0
11,045,641		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,490,491	0.4
1,329,350	(4)	Ginnie Mae Series 2009-43 HS, 4.035%, (-1.000*US0001M + 6.200%), 06/20/2038	56,726	0.0
3,465,722	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	470,648	0.0
2,954,510	(4)	Ginnie Mae Series 2010-116 NS, 4.492%, (-1.000*US0001M + 6.650%), 09/16/2040	362,756	0.0
7,878,957	(4)	Ginnie Mae Series 2010-116 SK, 4.455%, (-1.000*US0001M + 6.620%), 08/20/2040	1,101,553	0.0
14,075,272	(4)	Ginnie Mae Series 2010-149 HS, 3.942%, (-1.000*US0001M + 6.100%), 05/16/2040	1,126,063	0.0
4,897,348	(4)	Ginnie Mae Series 2010-4 SP, 4.342%, (-1.000*US0001M + 6.500%), 01/16/2039	459,587	0.0
5,008,838		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	5,228,887	0.2
3,004,510	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	405,959	0.0
3,232,100	(4)	Ginnie Mae Series 2010-68 MS, 3.685%, (-1.000*US0001M + 5.850%), 06/20/2040	405,193	0.0
6,026,745	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,431,943	0.0
4,772,191	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	435,155	0.0
1,357,729	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	182,587	0.0
90,442		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	97,845	0.0
6,376,398	(4)	Ginnie Mae Series 2011-80 KS, 4.505%, (-1.000*US0001M + 6.670%), 06/20/2041	1,013,875	0.0
1,467,181	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	164,082	0.0
192,490		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	192,652	0.0
17,005,464	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	3,485,385	0.1
13,425,546	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	3,128,788	0.1
11,838,042	(4)	Ginnie Mae Series 2014-3 SU, 3.885%, (-1.000*US0001M + 6.050%), 07/20/2039	1,558,232	0.1
1,292,457		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,313,944	0.0
14,524,140	(4)	Ginnie Mae Series 2014-55 MS, 4.042%, (-1.000*US0001M + 6.200%), 04/16/2044	2,007,755	0.1
17,101,717	(4)	Ginnie Mae Series 2014-56 SP, 4.042%, (-1.000*US0001M + 6.200%), 12/16/2039	2,132,957	0.1
12,814,348	(4)	Ginnie Mae Series 2014-58 CS, 3.442%, (-1.000*US0001M + 5.600%), 04/16/2044	1,549,485	0.1
16,044,211	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	3,983,386	0.1
6,229,021	(4)	Ginnie Mae Series 2014-99 S, 3.435%, (-1.000*US0001M + 5.600%), 06/20/2044	824,943	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
178,275	(3)	GMACM Mortgage Loan Trust 2005-AR6 3A1, 3.939%, 11/19/2035	$170,559	0.0
2,741		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,797	0.0
87,166		HarborView Mortgage Loan Trust 2005-2 2A1A, 2.608%, (US0001M + 0.440%), 05/19/2035	85,173	0.0
372,955		HomeBanc Mortgage Trust 2004-1 2A, 3.076%, (US0001M + 0.860%), 08/25/2029	359,012	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.686%, (US0001M + 0.470%), 10/25/2035	2,932,114	0.1
3,787,943		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.426%, (US0001M + 0.210%), 04/25/2046	3,578,887	0.1
3,111,952		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.426%, (US0001M + 0.210%), 02/25/2046	2,690,998	0.1
18,652	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.219%, 02/25/2035	18,626	0.0
168,962	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 3.919%, 07/25/2035	175,593	0.0
4,552,363	(1),(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.972%, 11/25/2048	4,423,671	0.1
1,670,592	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.972%, 11/25/2048	1,603,463	0.1
1,084,107	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.852%, 12/25/2048	1,010,764	0.0
1,677,158	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.769%, 06/25/2048	1,622,469	0.1
1,677,158	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.769%, 06/25/2048	1,611,003	0.1
2,071,784	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.769%, 06/25/2048	1,948,399	0.1
1,485,300	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.783%, 09/25/2048	1,414,593	0.0
1,336,153	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.801%, 10/25/2048	1,281,031	0.0
9,839,258	(4)	Lehman Mortgage Trust 2006-9 2A5, 4.404%, (-1.000*US0001M + 6.620%), 01/25/2037	1,770,051	0.1
2,595,925		Lehman XS Trust Series 2005-5N 1A2, 2.576%, (US0001M + 0.360%), 11/25/2035	2,352,070	0.1
101,713	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 4.148%, 05/25/2033	102,025	0.0
972,498		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.596%, (US0001M + 0.380%), 08/25/2035	976,564	0.0
21,797		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.466%, (US0001M + 0.250%), 11/25/2035	21,248	0.0
36,204		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.466%, (US0001M + 0.250%), 11/25/2035	34,247	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.416%, (US0001M + 1.200%), 09/25/2035	1,919,060	0.1
1,713,549		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,504,866	0.0
1,757,334	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,807,235	0.1
24,195	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	24,379	0.0
1,007,722		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	931,129	0.0
480,212	(3)	Provident Funding Mortgage Loan Trust 2005-2 3A, 4.361%, 10/25/2035	483,499	0.0
1,799,566	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 2.315%, (US0001M + 0.250%), 02/26/2037	1,794,848	0.1
2,144		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	2,211	0.0
70,444		Sequoia Mortgage Trust 2003-4 2A1, 2.515%, (US0001M + 0.350%), 07/20/2033	68,247	0.0
70,668	(3)	Sequoia Mortgage Trust 2005-4 2A1, 4.114%, 04/20/2035	73,971	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,394,841	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	$1,384,234	0.0
1,368,557	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.865%, 11/25/2044	1,353,681	0.0
1,191,662	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.744%, 05/25/2045	1,157,387	0.0
1,306,323	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/2045	1,248,061	0.0
2,900,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,849,368	0.1
1,748,544	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,745,953	0.1
4,945,794	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.508%, 02/25/2048	5,051,913	0.1
73,269	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 4.181%, 08/25/2035	73,370	0.0
1,575,140	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 4.101%, 04/25/2035	1,533,669	0.1
327,500		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.418%, (US0001M + 0.250%), 07/19/2035	321,237	0.0
138,186		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.418%, (US0001M + 0.250%), 07/19/2035	135,030	0.0
330,715		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/2035	338,212	0.0
509,065	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.433%, 10/25/2046	509,824	0.0
1,200,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,188,948	0.0
1,300,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,302,915	0.0
10,638		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.268%, (COF 11 + 1.250%), 02/27/2034	10,531	0.0
34,772		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 3.245%, (12MTA + 1.400%), 08/25/2042	34,397	0.0
47,813		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.856%, (US0001M + 0.640%), 01/25/2045	49,396	0.0
1,144,463	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.129%, 10/25/2036	1,063,452	0.0
369,533		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.518%, (COF 11 + 1.500%), 07/25/2046	364,670	0.0
80,643,233	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.502%, 08/25/2045	1,542,987	0.1
2,579,586		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.706%, (US0001M + 0.490%), 10/25/2045	2,616,269	0.1
959,989	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.483%, 10/25/2036	935,456	0.0
1,710,116	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.167%, 12/25/2036	1,549,077	0.1
3,490,601	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.914%, 08/25/2046	3,340,161	0.1
4,299,432	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.162%, 04/25/2037	3,930,924	0.1
2,515,831	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.540%, 07/25/2037	2,093,828	0.1
3,553,361		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,241,501	0.1
318,178		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	306,362	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,181,828		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.316%, (US0001M + 0.100%), 12/25/2036	$1,585,505	0.1
5,180,812		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.805%, (12MTA + 0.960%), 08/25/2046	3,913,445	0.1
2,348,165		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.646%, (US0001M + 0.430%), 06/25/2037	1,971,936	0.1
60,256	(3)	Wells Fargo Mortgage Backed Securities 2004-CC A1, 3.804%, 01/25/2035	61,913	0.0
82,441	(3)	Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.371%, 12/25/2034	84,380	0.0
250,059	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.347%, 05/25/2035	253,410	0.0
97,064	(3)	Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 4.510%, 10/25/2033	98,651	0.0
1,387,323	(3)	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 3.964%, 03/25/2036	1,378,243	0.0
723,272	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.211%, 04/25/2036	677,988	0.0
1,093,182	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	1,040,228	0.0

	Total Collateralized Mortgage Obligations
	(Cost $534,484,566)		520,874,835	14.2

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	607,705	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	259,960	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	433,971	0.0
100,000		State of California, 7.700%, 11/01/2030	108,883	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	239,472	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	393,891	0.0

	Total Municipal Bonds
	(Cost $1,609,209)		2,043,882	0.1

U.S. TREASURY OBLIGATIONS: 7.5%
		U.S. Treasury Bonds: 2.5%
91,085,000	(2)	3.125%, 05/15/2048	89,846,813	2.5

		U.S. Treasury Notes: 5.0%
4,710,000	(2)	2.625%, 08/31/2020	4,693,717	0.1
56,000		2.750%, 08/15/2021	55,800	0.0
3,742,000		2.750%, 09/15/2021	3,728,260	0.1
11,356,200		2.750%, 08/31/2023	11,258,829	0.3
137,142,000		2.875%, 08/15/2028	135,082,192	3.7
30,039,000		3.000%, 09/30/2025	30,001,473	0.8
			184,820,271	5.0

	Total U.S. Treasury Obligations
	(Cost $279,204,068)		274,667,084	7.5

FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	1,055,186	0.0
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,296,467	0.2

	Total Foreign Government Bonds
	(Cost $6,465,000)		6,351,653	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.1%
		Federal Home Loan Mortgage Corporation: 7.0%(5)
1,316,836		2.500%, 05/01/2030	1,278,055	0.0
1,715,071		2.500%, 05/01/2030	1,662,572	0.1
2,190,022		2.500%, 06/01/2030	2,120,262	0.1
6,431,053		3.000%, 03/01/2045	6,191,812	0.2
6,814,312		3.000%, 03/01/2045	6,554,733	0.2
5,258,143		3.000%, 04/01/2045	5,057,846	0.2
5,098,734		3.000%, 04/01/2045	4,901,740	0.1
14,826,632		3.000%, 10/01/2046	14,213,528	0.4
23,100,000	(6)	3.000%, 10/01/2048	22,099,752	0.6
2,198,628		3.500%, 08/01/2042	2,181,003	0.1
14,848,517		3.500%, 01/01/2045	14,655,963	0.4
5,824,114		3.500%, 03/01/2045	5,752,173	0.2
1,244,791		3.500%, 04/01/2045	1,229,424	0.0
1,997,397		3.500%, 05/01/2045	1,972,724	0.1
618,234		3.500%, 05/01/2045	610,362	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
962,670		3.500%, 06/01/2045	$950,779	0.0
1,354,595		3.500%, 07/01/2045	1,337,862	0.1
1,290,312		3.500%, 07/01/2045	1,272,575	0.0
1,037,290		3.500%, 08/01/2045	1,024,862	0.0
1,039,988		3.500%, 08/01/2045	1,027,357	0.0
2,609,452		3.500%, 08/01/2045	2,577,218	0.1
1,468,728		3.500%, 08/01/2045	1,449,765	0.1
1,298,598		3.500%, 08/01/2045	1,285,508	0.0
3,528,351		3.500%, 09/01/2045	3,482,795	0.1
1,064,656		3.500%, 09/01/2045	1,051,505	0.0
1,658,076		3.500%, 09/01/2045	1,636,668	0.1
1,959,739		3.500%, 11/01/2045	1,935,546	0.1
9,999,109		3.500%, 12/01/2046	9,861,643	0.3
16,893,065		3.500%, 03/01/2048	16,681,666	0.5
8,409,000	(6)	3.500%, 10/01/2048	8,274,653	0.2
35,215		3.550%, 11/01/2035	37,211	0.0
19,548		3.583%, 11/01/2031	20,612	0.0
43,743		3.851%, 03/01/2035	44,968	0.0
97,793		3.935%, 09/01/2035	101,153	0.0
4,888		3.993%, 06/01/2024	5,104	0.0
3,709,000	(6)	4.000%, 07/15/2040	3,745,335	0.1
2,476,383		4.000%, 10/01/2041	2,523,643	0.1
599,746		4.000%, 11/01/2041	606,200	0.0
3,191,889		4.000%, 12/01/2041	3,252,798	0.1
638,208		4.000%, 07/01/2045	646,165	0.0
323,714		4.000%, 09/01/2045	327,712	0.0
5,337,813		4.000%, 09/01/2045	5,406,036	0.2
3,814,530		4.000%, 09/01/2045	3,860,012	0.1
7,902,238		4.000%, 09/01/2045	7,998,222	0.2
1,103,493		4.000%, 03/01/2048	1,115,521	0.0
3,826		4.112%, 03/01/2036	4,033	0.0
5,632		4.118%, 04/01/2032	5,882	0.0
221,844		4.283%, 01/01/2029	229,358	0.0
810,664		4.297%, 06/01/2035	850,695	0.0
13,029		4.500%, 06/01/2039	13,590	0.0
140,263		4.500%, 10/01/2039	146,393	0.0
37,463		4.500%, 09/01/2040	39,107	0.0
118,435		4.500%, 03/01/2041	123,350	0.0
1,033,003		4.500%, 08/01/2041	1,071,726	0.0
1,045,028		4.500%, 08/01/2041	1,090,899	0.0
859,995		4.500%, 09/01/2041	897,717	0.0
403,952		4.500%, 09/01/2041	420,010	0.0
433,551		4.500%, 09/01/2041	452,068	0.0
2,000,774		4.500%, 09/01/2041	2,074,392	0.1
61,256,000	(6)	4.500%, 11/01/2048	63,139,141	1.7
40,785		5.000%, 05/01/2028	42,852	0.0
169,271		5.000%, 05/01/2035	179,815	0.0
511,190		5.000%, 01/01/2041	543,238	0.0
466,373		5.000%, 04/01/2041	493,463	0.0
18,664		5.500%, 09/01/2019	18,754	0.0
11,224		5.500%, 11/01/2021	11,963	0.0
44,348		5.500%, 03/01/2023	47,267	0.0
13,604		5.500%, 05/01/2023	14,499	0.0
16,727		5.500%, 03/01/2034	18,135	0.0
5,953		5.500%, 05/01/2036	6,376	0.0
116,500		5.500%, 06/01/2036	126,328	0.0
12,817		5.500%, 12/01/2036	13,892	0.0
68,429		5.500%, 03/01/2037	73,972	0.0
21,726		5.500%, 04/01/2037	23,462	0.0
100,863		5.500%, 05/01/2037	109,055	0.0
189,704		5.500%, 07/01/2037	203,967	0.0
35,170		5.500%, 09/01/2037	37,562	0.0
15,666		5.500%, 09/01/2037	16,857	0.0
15,586		5.500%, 10/01/2037	16,802	0.0
64,357		5.500%, 11/01/2037	69,475	0.0
184,311		5.500%, 12/01/2037	199,874	0.0
47,526		5.500%, 12/01/2037	51,222	0.0
13,259		5.500%, 01/01/2038	14,318	0.0
14,932		5.500%, 01/01/2038	16,304	0.0
177,179		5.500%, 02/01/2038	191,152	0.0
132,843		5.500%, 02/01/2038	143,418	0.0
88,999		5.500%, 03/01/2038	95,960	0.0
155,654		5.500%, 04/01/2038	167,951	0.0
14,364		5.500%, 05/01/2038	15,495	0.0
74,005		5.500%, 05/01/2038	80,055	0.0
320,386		5.500%, 06/01/2038	345,737	0.0
87,815		5.500%, 06/01/2038	94,607	0.0
322,340		5.500%, 07/01/2038	347,839	0.0
62,237		5.500%, 08/01/2038	67,103	0.0
16,333		5.500%, 08/01/2038	17,566	0.0
74,599		5.500%, 09/01/2038	80,419	0.0
69,913		5.500%, 10/01/2038	75,441	0.0
63,220		5.500%, 10/01/2038	68,217	0.0
7,424		5.500%, 11/01/2038	7,979	0.0
188,780		5.500%, 11/01/2038	203,085	0.0
24,886		5.500%, 12/01/2038	26,978	0.0
16,805		5.500%, 12/01/2038	18,115	0.0
55,915		5.500%, 01/01/2039	60,319	0.0
119,883		5.500%, 03/01/2039	128,742	0.0
44,012		5.500%, 07/01/2039	47,485	0.0
31,394		5.500%, 12/01/2039	33,868	0.0
187,821		5.500%, 03/01/2040	202,678	0.0
67,114		5.500%, 08/01/2040	72,352	0.0
135,468		5.500%, 08/01/2040	146,112	0.0
40,485		5.500%, 08/01/2040	43,182	0.0
49,525		6.000%, 01/01/2022	53,866	0.0
56,123		6.000%, 03/01/2022	61,042	0.0
185,832		6.000%, 10/01/2022	202,119	0.0
42,009		6.000%, 03/01/2023	45,690	0.0
723,181		6.000%, 09/01/2027	786,565	0.0
16,014		6.000%, 02/01/2029	17,418	0.0
12,736		6.000%, 05/01/2035	14,111	0.0
481,163		6.000%, 03/01/2037	529,894	0.0
5,375		6.000%, 05/01/2037	5,913	0.0
62,446		6.000%, 07/01/2037	69,199	0.0
69,044		6.000%, 08/01/2037	76,500	0.0
23,929		6.000%, 08/01/2037	26,149	0.0
423,060		6.000%, 09/01/2037	468,127	0.0
1,016		6.000%, 10/01/2037	1,126	0.0
19,363		6.000%, 11/01/2037	21,372	0.0
15,930		6.000%, 12/01/2037	17,522	0.0
2,216		6.000%, 12/01/2037	2,410	0.0
537,108		6.000%, 01/01/2038	594,412	0.0
2,190		6.000%, 04/01/2038	2,422	0.0
13,554		6.000%, 06/01/2038	15,022	0.0
1,377		6.000%, 07/01/2038	1,505	0.0
43,376		6.000%, 08/01/2038	47,834	0.0
70,491		6.000%, 11/01/2038	77,385	0.0
24,753		6.000%, 05/01/2039	26,946	0.0
25,169		6.000%, 08/01/2039	27,397	0.0
3,603		6.000%, 09/01/2039	3,919	0.0
180		6.500%, 07/01/2019	180	0.0
1,278,428		6.500%, 09/01/2034	1,416,613	0.1
			254,325,369	7.0

		Federal National Mortgage Association: 12.8%(5)
2,732,928		2.500%, 05/01/2030	2,650,314	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
6,336,138		2.500%, 06/01/2030	$6,144,528	0.2
4,305,811		2.500%, 06/01/2030	4,175,659	0.1
2,648,770		2.500%, 07/01/2030	2,568,688	0.1
48,591		2.947%, 08/01/2042	48,391	0.0
87,762		2.947%, 08/01/2042	87,390	0.0
42,816		2.947%, 10/01/2044	42,632	0.0
72,395		2.947%, 10/01/2044	72,090	0.0
5,564,991		3.000%, 08/01/2030	5,518,591	0.2
3,358,890		3.000%, 09/01/2030	3,325,448	0.1
6,660,000	(6)	3.000%, 10/01/2033	6,562,490	0.2
15,691,391		3.000%, 07/01/2043	15,150,720	0.4
1,622,176		3.000%, 08/01/2043	1,567,307	0.1
3,884,012		3.000%, 09/01/2043	3,750,342	0.1
5,199,300	(6)	3.000%, 10/01/2044	4,975,751	0.2
12,055,518		3.000%, 04/01/2045	11,603,467	0.3
7,764,636		3.000%, 08/01/2046	7,451,890	0.2
13,326,078		3.000%, 01/01/2047	12,768,655	0.4
6,253		3.299%, 05/01/2036	6,406	0.0
278,288		3.417%, 10/01/2035	292,438	0.0
1,479,829		3.500%, 12/01/2041	1,468,378	0.1
398,939		3.500%, 08/01/2042	395,912	0.0
1,064,809		3.500%, 08/01/2042	1,056,566	0.0
1,762,571		3.500%, 10/01/2042	1,748,932	0.1
979,762		3.500%, 10/01/2042	972,198	0.0
526,874		3.500%, 03/01/2043	522,796	0.0
4,954,279		3.500%, 01/01/2046	4,898,279	0.2
7,263,168		3.500%, 02/01/2046	7,179,565	0.2
5,450,533		3.500%, 08/01/2046	5,385,542	0.2
34,321,098		3.500%, 08/01/2046	33,915,427	0.9
173,297		3.540%, 02/01/2034	180,856	0.0
216,559		3.544%, 02/01/2033	222,067	0.0
351,290		3.560%, 09/01/2034	370,556	0.0
210,010		3.600%, 10/01/2035	218,875	0.0
135,305		3.685%, 04/01/2035	141,647	0.0
29,657		3.699%, 02/01/2035	30,920	0.0
209,698		3.776%, 10/01/2035	218,482	0.0
3,153		3.852%, 09/01/2031	3,269	0.0
504,681		3.864%, 08/01/2035	523,750	0.0
101,392		3.873%, 09/01/2035	104,307	0.0
42		4.000%, 12/01/2018	43	0.0
17,919		4.000%, 05/01/2019	18,298	0.0
220		4.000%, 06/01/2019	225	0.0
9,918		4.000%, 08/01/2019	10,128	0.0
6,690		4.000%, 05/01/2020	6,832	0.0
29,695		4.000%, 07/01/2021	30,522	0.0
30,564		4.000%, 03/01/2024	31,212	0.0
20,150		4.000%, 03/01/2024	20,577	0.0
186,445		4.000%, 04/01/2024	190,397	0.0
16,515		4.000%, 04/01/2024	16,865	0.0
16,456		4.000%, 04/01/2024	16,805	0.0
48,978		4.000%, 04/01/2024	50,016	0.0
25,313		4.000%, 04/01/2024	25,852	0.0
16,892		4.000%, 04/01/2024	17,266	0.0
36,654		4.000%, 05/01/2024	37,438	0.0
215,758		4.000%, 05/01/2024	220,400	0.0
18,647		4.000%, 05/01/2024	19,046	0.0
177,986		4.000%, 05/01/2024	181,759	0.0
23,143		4.000%, 05/01/2024	23,641	0.0
28,630		4.000%, 05/01/2024	29,239	0.0
28,848		4.000%, 05/01/2024	29,460	0.0
193,000		4.000%, 05/01/2024	197,153	0.0
124,083		4.000%, 05/01/2024	126,713	0.0
818,735		4.000%, 06/01/2024	836,331	0.0
180,424		4.000%, 06/01/2024	184,297	0.0
256,670		4.000%, 06/01/2024	262,168	0.0
18,912		4.000%, 07/01/2024	19,317	0.0
10,548		4.000%, 08/01/2024	10,772	0.0
16,831		4.000%, 09/01/2024	17,193	0.0
66,149		4.000%, 10/01/2024	67,562	0.0
363,954		4.000%, 12/01/2024	372,182	0.0
14,550		4.000%, 01/01/2025	14,864	0.0
6,202		4.000%, 02/01/2025	6,335	0.0
8,917		4.000%, 04/01/2025	9,110	0.0
4,304		4.000%, 05/01/2025	4,396	0.0
5,648		4.000%, 06/01/2025	5,768	0.0
78,314		4.000%, 06/01/2025	79,974	0.0
23,898		4.000%, 07/01/2025	24,409	0.0
2,648		4.000%, 08/01/2025	2,705	0.0
2,383		4.000%, 08/01/2025	2,434	0.0
2,412		4.000%, 09/01/2025	2,464	0.0
9,428		4.000%, 10/01/2025	9,628	0.0
246,466		4.000%, 10/01/2025	251,690	0.0
68,766		4.000%, 11/01/2025	70,239	0.0
15,081		4.000%, 11/01/2025	15,401	0.0
62,130		4.000%, 01/01/2026	63,459	0.0
3,895		4.000%, 01/01/2026	3,981	0.0
111,893		4.000%, 01/01/2026	114,265	0.0
120,088		4.000%, 01/01/2026	122,633	0.0
737		4.000%, 01/01/2026	753	0.0
14,502		4.000%, 02/01/2026	14,817	0.0
7,923		4.000%, 02/01/2026	8,094	0.0
5,017		4.000%, 02/01/2026	5,125	0.0
21,353		4.000%, 03/01/2026	21,806	0.0
13,987		4.000%, 04/01/2026	14,295	0.0
3,849		4.000%, 04/01/2026	3,932	0.0
619,447		4.000%, 04/01/2026	632,879	0.0
12,680		4.000%, 04/01/2026	12,963	0.0
5,091		4.000%, 04/01/2026	5,199	0.0
37,583		4.000%, 04/01/2026	38,423	0.0
27,874		4.000%, 05/01/2026	28,487	0.0
9,809		4.000%, 05/01/2026	10,019	0.0
15,150		4.000%, 06/01/2026	15,486	0.0
93,718		4.000%, 06/01/2026	95,718	0.0
18,308		4.000%, 06/01/2026	18,713	0.0
30,376		4.000%, 06/01/2026	31,049	0.0
58,742		4.000%, 06/01/2026	60,002	0.0
22,724		4.000%, 06/01/2026	23,206	0.0
59,146		4.000%, 07/01/2026	60,400	0.0
24,865		4.000%, 07/01/2026	25,413	0.0
103,170		4.000%, 08/01/2026	105,439	0.0
137,105		4.000%, 09/01/2026	140,126	0.0
8,152		4.000%, 05/01/2029	8,239	0.0
56,610		4.000%, 11/01/2030	57,635	0.0
29,928		4.000%, 02/01/2031	30,469	0.0
15,068		4.000%, 10/01/2031	15,452	0.0
11,636,056		4.000%, 12/01/2039	11,842,129	0.3
4,855,902		4.000%, 07/01/2042	4,942,607	0.2
491,980		4.000%, 07/01/2042	500,765	0.0
1,735,823		4.000%, 07/01/2042	1,766,815	0.1
1,240,728		4.000%, 08/01/2042	1,257,233	0.1
184,610		4.000%, 08/01/2042	186,593	0.0
764,667		4.000%, 08/01/2042	777,994	0.0
3,595,958		4.000%, 08/01/2043	3,648,040	0.1
6,156,150		4.000%, 09/01/2043	6,275,626	0.2
305,997		4.000%, 10/01/2043	310,869	0.0
634,395		4.000%, 10/01/2043	644,251	0.0
104,346,000	(6)	4.000%, 10/01/2044	105,370,482	2.9
8,832,361		4.000%, 01/01/2045	9,026,624	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,264,680	4.000%, 06/01/2045	$1,283,613	0.1
1,553,663	4.000%, 07/01/2045	1,582,662	0.1
5,686,757	4.000%, 07/01/2045	5,795,226	0.2
2,699,161	4.000%, 03/01/2048	2,728,129	0.1
1,045,495	4.000%, 03/01/2048	1,056,716	0.0
14,900,000	4.000%, 09/01/2048	15,094,946	0.4
9,501	4.085%, 04/01/2032	9,622	0.0
200,026	4.187%, 07/01/2035	208,202	0.0
36,433	4.215%, 08/01/2035	37,967	0.0
83,987	4.279%, 12/01/2036	87,677	0.0
106	4.500%, 10/01/2018	108	0.0
419	4.500%, 03/01/2019	424	0.0
2,769	4.500%, 01/01/2020	2,804	0.0
11,818	4.500%, 02/01/2020	11,970	0.0
3,150	4.500%, 08/01/2020	3,190	0.0
7,702	4.500%, 09/01/2020	7,801	0.0
14,196	4.500%, 11/01/2022	14,393	0.0
724	4.500%, 03/01/2023	739	0.0
2,138	4.500%, 04/01/2023	2,217	0.0
17,957	4.500%, 05/01/2023	18,350	0.0
235,884	4.500%, 05/01/2023	244,686	0.0
13,208	4.500%, 05/01/2023	13,701	0.0
998	4.500%, 06/01/2023	1,036	0.0
67,836	4.500%, 07/01/2023	69,255	0.0
5,969	4.500%, 03/01/2024	6,194	0.0
32,324	4.500%, 04/01/2024	33,544	0.0
145,953	4.500%, 04/01/2024	151,433	0.0
8,687	4.500%, 05/01/2024	8,980	0.0
59,671	4.500%, 05/01/2024	61,635	0.0
30,707	4.500%, 06/01/2024	31,699	0.0
37,375	4.500%, 08/01/2024	38,442	0.0
4,113	4.500%, 09/01/2024	4,258	0.0
172,122	4.500%, 11/01/2024	178,304	0.0
43,740	4.500%, 01/01/2025	45,280	0.0
55,780	4.500%, 02/01/2025	56,495	0.0
24,982	4.500%, 03/01/2025	25,920	0.0
6,589	4.500%, 04/01/2025	6,838	0.0
15,275	4.500%, 04/01/2025	15,471	0.0
8,227	4.500%, 04/01/2025	8,381	0.0
42,874	4.500%, 05/01/2025	44,494	0.0
3,045	4.500%, 06/01/2025	3,160	0.0
2,388	4.500%, 06/01/2025	2,418	0.0
14,619	4.500%, 07/01/2025	15,100	0.0
328,759	4.500%, 07/01/2025	339,768	0.0
65,113	4.500%, 10/01/2025	67,227	0.0
64,281	4.500%, 01/01/2026	66,592	0.0
123,928	4.500%, 03/01/2026	125,516	0.0
25,423	4.500%, 06/01/2026	26,389	0.0
52,479	4.500%, 07/01/2026	54,460	0.0
35,160	4.500%, 07/01/2026	36,486	0.0
841,676	4.500%, 04/01/2029	871,180	0.0
12,825	4.500%, 06/01/2029	13,276	0.0
161,176	4.500%, 06/01/2029	166,840	0.0
168,055	4.500%, 07/01/2029	175,767	0.0
3,494	4.500%, 10/01/2029	3,617	0.0
17,480	4.500%, 06/01/2030	18,112	0.0
578,280	4.500%, 10/01/2030	599,150	0.0
150,306	4.500%, 02/01/2031	155,735	0.0
110,675	4.500%, 05/01/2031	114,663	0.0
76,838	4.500%, 10/01/2033	79,740	0.0
34,075	4.500%, 01/01/2034	35,354	0.0
8,390	4.500%, 07/01/2034	8,675	0.0
35,668	4.500%, 09/01/2035	36,986	0.0
5,213	4.500%, 09/01/2035	5,409	0.0
73,967	4.500%, 11/01/2035	76,771	0.0
381,484	4.500%, 02/01/2036	393,869	0.0
131,941	4.500%, 01/01/2037	136,785	0.0
67,701	4.500%, 09/01/2037	70,288	0.0
5,533	4.500%, 02/01/2038	5,730	0.0
36,896	4.500%, 01/01/2039	38,420	0.0
72,379	4.500%, 02/01/2039	75,420	0.0
2,246	4.500%, 02/01/2039	2,319	0.0
122,455	4.500%, 04/01/2039	126,883	0.0
32,686	4.500%, 04/01/2039	34,056	0.0
142,572	4.500%, 04/01/2039	148,344	0.0
163,667	4.500%, 05/01/2039	170,505	0.0
167,298	4.500%, 05/01/2039	174,210	0.0
26,186	4.500%, 05/01/2039	27,288	0.0
1,851,183	4.500%, 05/01/2039	1,928,794	0.1
874	4.500%, 05/01/2039	910	0.0
184,780	4.500%, 05/01/2039	192,502	0.0
8,161	4.500%, 05/01/2039	8,504	0.0
8,077	4.500%, 06/01/2039	8,414	0.0
186,326	4.500%, 06/01/2039	194,066	0.0
99,949	4.500%, 07/01/2039	104,161	0.0
34,715	4.500%, 07/01/2039	36,172	0.0
77,353	4.500%, 07/01/2039	80,516	0.0
148,049	4.500%, 08/01/2039	154,109	0.0
551,498	4.500%, 08/01/2039	574,628	0.0
126,540	4.500%, 08/01/2039	131,823	0.0
244,540	4.500%, 08/01/2039	254,773	0.0
347,918	4.500%, 09/01/2039	362,562	0.0
360,799	4.500%, 10/01/2039	375,897	0.0
23,667	4.500%, 11/01/2039	24,649	0.0
176,969	4.500%, 11/01/2039	184,260	0.0
10,261	4.500%, 12/01/2039	10,690	0.0
23,961	4.500%, 12/01/2039	24,893	0.0
4,032	4.500%, 01/01/2040	4,163	0.0
953,642	4.500%, 01/01/2040	993,018	0.0
379,273	4.500%, 02/01/2040	395,039	0.0
178,261	4.500%, 02/01/2040	185,652	0.0
1,515,562	4.500%, 04/01/2040	1,578,402	0.1
123,088	4.500%, 04/01/2040	128,231	0.0
39,858	4.500%, 05/01/2040	41,154	0.0
244,096	4.500%, 05/01/2040	252,034	0.0
7,561	4.500%, 06/01/2040	7,872	0.0
275,070	4.500%, 06/01/2040	286,353	0.0
678,769	4.500%, 06/01/2040	706,790	0.0
157,341	4.500%, 06/01/2040	163,849	0.0
86,667	4.500%, 06/01/2040	90,236	0.0
81,135	4.500%, 07/01/2040	84,407	0.0
261,072	4.500%, 07/01/2040	271,903	0.0
159,490	4.500%, 07/01/2040	166,059	0.0
9,683	4.500%, 08/01/2040	10,039	0.0
188,420	4.500%, 08/01/2040	196,176	0.0
207,841	4.500%, 08/01/2040	216,527	0.0
304,272	4.500%, 08/01/2040	316,833	0.0
48,130	4.500%, 08/01/2040	50,112	0.0
5,777	4.500%, 08/01/2040	6,015	0.0
4,876	4.500%, 08/01/2040	5,077	0.0
80,587	4.500%, 08/01/2040	83,905	0.0
30,331	4.500%, 09/01/2040	31,580	0.0
68,701	4.500%, 09/01/2040	71,530	0.0
24,605	4.500%, 09/01/2040	25,405	0.0
39,077	4.500%, 09/01/2040	40,686	0.0
431,496	4.500%, 09/01/2040	449,265	0.0
113,013	4.500%, 09/01/2040	116,689	0.0
50,383	4.500%, 09/01/2040	52,458	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
86,383		4.500%, 10/01/2040	$89,925	0.0
292,079		4.500%, 10/01/2040	304,107	0.0
96,623		4.500%, 10/01/2040	100,602	0.0
164,993		4.500%, 10/01/2040	171,787	0.0
292,208		4.500%, 10/01/2040	304,219	0.0
535,715		4.500%, 11/01/2040	553,142	0.0
117,926		4.500%, 11/01/2040	122,776	0.0
1,729,217		4.500%, 11/01/2040	1,800,428	0.1
930,929		4.500%, 11/01/2040	969,267	0.0
58,062		4.500%, 11/01/2040	60,453	0.0
147,990		4.500%, 11/01/2040	154,084	0.0
73,001		4.500%, 12/01/2040	76,007	0.0
7,844		4.500%, 12/01/2040	8,167	0.0
271,500		4.500%, 12/01/2040	282,678	0.0
54,596		4.500%, 12/01/2040	56,844	0.0
157,537		4.500%, 12/01/2040	164,024	0.0
315,910		4.500%, 12/01/2040	327,717	0.0
42,608		4.500%, 12/01/2040	44,362	0.0
83,105		4.500%, 12/01/2040	86,211	0.0
84,073		4.500%, 12/01/2040	87,535	0.0
426,954		4.500%, 01/01/2041	444,451	0.0
292,059		4.500%, 01/01/2041	304,086	0.0
1,024,042		4.500%, 01/01/2041	1,066,218	0.0
38,405		4.500%, 01/01/2041	39,987	0.0
98,716		4.500%, 01/01/2041	102,781	0.0
181,698		4.500%, 02/01/2041	189,180	0.0
60,405		4.500%, 02/01/2041	62,889	0.0
84,605		4.500%, 02/01/2041	87,357	0.0
129,166		4.500%, 02/01/2041	134,485	0.0
195,301		4.500%, 02/01/2041	203,344	0.0
10,670		4.500%, 03/01/2041	11,108	0.0
62,791		4.500%, 03/01/2041	65,376	0.0
182,171		4.500%, 03/01/2041	189,515	0.0
169,615		4.500%, 03/01/2041	176,668	0.0
172,571		4.500%, 03/01/2041	179,678	0.0
59,132		4.500%, 03/01/2041	61,567	0.0
323,552		4.500%, 03/01/2041	335,597	0.0
62,218		4.500%, 03/01/2041	64,781	0.0
136,219		4.500%, 03/01/2041	141,829	0.0
13,191		4.500%, 04/01/2041	13,734	0.0
998,361		4.500%, 04/01/2041	1,039,475	0.0
15,870		4.500%, 04/01/2041	16,386	0.0
175,008		4.500%, 04/01/2041	180,700	0.0
239,440		4.500%, 04/01/2041	247,229	0.0
536,167		4.500%, 04/01/2041	558,246	0.0
57,209		4.500%, 04/01/2041	59,070	0.0
86,091		4.500%, 04/01/2041	89,636	0.0
11,850		4.500%, 05/01/2041	12,338	0.0
57,664		4.500%, 05/01/2041	60,029	0.0
79,664		4.500%, 05/01/2041	82,476	0.0
47,839		4.500%, 05/01/2041	49,809	0.0
864,945		4.500%, 05/01/2041	900,648	0.0
470,022		4.500%, 05/01/2041	488,739	0.0
1,143,324		4.500%, 05/01/2041	1,189,000	0.1
816,392		4.500%, 05/01/2041	850,011	0.0
6,877		4.500%, 05/01/2041	7,160	0.0
595,761		4.500%, 06/01/2041	619,684	0.0
95,119		4.500%, 06/01/2041	98,666	0.0
31,162		4.500%, 06/01/2041	32,446	0.0
30,270		4.500%, 07/01/2041	31,497	0.0
313,026		4.500%, 07/01/2041	325,854	0.0
4,649		4.500%, 07/01/2041	4,839	0.0
75,638		4.500%, 07/01/2041	78,553	0.0
74,964		4.500%, 07/01/2041	78,052	0.0
107,972		4.500%, 07/01/2041	111,783	0.0
91,561		4.500%, 07/01/2041	95,332	0.0
12,347		4.500%, 07/01/2041	12,849	0.0
253,835		4.500%, 08/01/2041	262,094	0.0
292,910		4.500%, 08/01/2041	304,964	0.0
108,708		4.500%, 08/01/2041	113,091	0.0
529,720		4.500%, 08/01/2041	551,194	0.0
236,420		4.500%, 08/01/2041	246,157	0.0
474,373		4.500%, 08/01/2041	489,806	0.0
41,239		4.500%, 08/01/2041	42,912	0.0
90,278		4.500%, 08/01/2041	93,214	0.0
35,308		4.500%, 09/01/2041	36,761	0.0
258,920		4.500%, 09/01/2041	269,582	0.0
1,087,229		4.500%, 09/01/2041	1,131,110	0.1
12,231		4.500%, 09/01/2041	12,735	0.0
47,960		4.500%, 10/01/2041	49,935	0.0
71,918		4.500%, 10/01/2041	74,257	0.0
382,527		4.500%, 10/01/2041	398,279	0.0
889,999		4.500%, 10/01/2041	925,920	0.0
247,596		4.500%, 10/01/2041	257,386	0.0
1,916,322		4.500%, 10/01/2041	1,995,242	0.1
2,009,301		4.500%, 10/01/2041	2,089,160	0.1
94,690		4.500%, 10/01/2041	98,551	0.0
652,289		4.500%, 11/01/2041	678,325	0.0
11,311		4.500%, 11/01/2041	11,774	0.0
1,527,486		4.500%, 12/01/2041	1,587,880	0.1
395,815		4.500%, 12/01/2041	411,709	0.0
25,919		4.500%, 01/01/2042	27,013	0.0
84,281		4.500%, 01/01/2042	87,023	0.0
59,963		4.500%, 01/01/2042	62,314	0.0
11,418		4.500%, 03/01/2042	11,789	0.0
128,580		4.500%, 03/01/2042	133,533	0.0
146,733		4.500%, 04/01/2042	152,362	0.0
12,714		4.500%, 06/01/2042	13,128	0.0
12,958		4.500%, 08/01/2042	13,492	0.0
9,638		4.500%, 09/01/2042	9,951	0.0
7,096		4.500%, 01/01/2043	7,327	0.0
17,205		4.500%, 12/01/2043	17,938	0.0
980,083		4.500%, 04/01/2047	1,012,430	0.0
558,524		4.500%, 05/01/2047	579,424	0.0
237,622		4.500%, 05/01/2047	247,069	0.0
1,181,989		4.500%, 06/01/2047	1,220,796	0.1
1,056,082		4.500%, 06/01/2047	1,090,771	0.1
1,182,124		4.500%, 07/01/2047	1,229,013	0.1
1,462,277		4.500%, 07/01/2047	1,510,306	0.1
1,228,366		4.500%, 08/01/2047	1,268,633	0.1
36,883,000	(6)	4.500%, 10/01/2048	38,054,325	1.1
1,243		5.000%, 04/01/2023	1,306	0.0
41,723		5.000%, 12/01/2023	43,002	0.0
1,748		5.000%, 12/01/2023	1,836	0.0
88,640		5.000%, 04/01/2026	93,107	0.0
116,724		5.000%, 05/01/2026	122,606	0.0
87,371		5.000%, 08/01/2027	91,774	0.0
28,353		5.000%, 04/01/2028	29,781	0.0
269,395		5.000%, 05/01/2033	285,035	0.0
368,383		5.000%, 06/01/2033	388,409	0.0
31,540		5.000%, 08/01/2033	33,506	0.0
461,095		5.000%, 09/01/2033	489,814	0.0
112,852		5.000%, 02/01/2034	119,884	0.0
229,755		5.000%, 03/01/2034	244,503	0.0
75,309		5.000%, 06/01/2034	79,985	0.0
13,006		5.000%, 11/01/2034	13,812	0.0
528,558		5.000%, 02/01/2035	561,481	0.0
548,736		5.000%, 03/01/2035	582,895	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
32,387	5.000%, 04/01/2035	$34,317	0.0
16,323	5.000%, 05/01/2035	17,340	0.0
1,978,167	5.000%, 07/01/2035	2,101,393	0.1
124,883	5.000%, 08/01/2035	131,176	0.0
193,970	5.000%, 09/01/2035	206,135	0.0
9,579	5.000%, 09/01/2035	10,176	0.0
260,929	5.000%, 10/01/2035	277,252	0.0
5,190	5.000%, 10/01/2035	5,515	0.0
126,448	5.000%, 12/01/2035	134,352	0.0
297,009	5.000%, 02/01/2036	315,630	0.0
94,668	5.000%, 03/01/2036	100,584	0.0
123,204	5.000%, 04/01/2036	130,784	0.0
84,484	5.000%, 05/01/2036	89,759	0.0
639,826	5.000%, 07/01/2036	679,705	0.0
2,567,672	5.000%, 12/01/2036	2,728,811	0.1
2,466,217	5.000%, 07/01/2037	2,619,723	0.1
63,414	5.000%, 04/01/2038	66,648	0.0
79,344	5.000%, 04/01/2039	84,220	0.0
64,603	5.000%, 07/01/2039	68,152	0.0
744,298	5.000%, 11/01/2040	792,380	0.0
92,215	5.000%, 03/01/2041	96,894	0.0
78,076	5.000%, 04/01/2041	83,124	0.0
314,658	5.000%, 05/01/2041	333,774	0.0
1,027,595	5.000%, 06/01/2041	1,094,023	0.1
1,593,526	5.000%, 06/01/2041	1,696,551	0.1
12	5.500%, 01/01/2020	12	0.0
950	5.500%, 02/01/2021	961	0.0
782	5.500%, 04/01/2021	792	0.0
6,732	5.500%, 06/01/2022	6,922	0.0
13,965	5.500%, 11/01/2022	14,316	0.0
920	5.500%, 11/01/2022	929	0.0
1,318	5.500%, 11/01/2022	1,333	0.0
382	5.500%, 12/01/2022	393	0.0
131,777	5.500%, 06/01/2023	140,772	0.0
5,288	5.500%, 07/01/2023	5,417	0.0
26,416	5.500%, 07/01/2023	27,275	0.0
17,381	5.500%, 09/01/2023	17,990	0.0
7,412	5.500%, 01/01/2025	7,560	0.0
1,739	5.500%, 08/01/2025	1,775	0.0
14,235	5.500%, 07/01/2026	15,207	0.0
9,518	5.500%, 12/01/2027	10,168	0.0
17,735	5.500%, 04/01/2028	18,945	0.0
9,681	5.500%, 08/01/2028	10,343	0.0
11,738	5.500%, 01/01/2029	12,539	0.0
5,360	5.500%, 09/01/2029	5,726	0.0
112,808	5.500%, 10/01/2029	121,473	0.0
4,843	5.500%, 01/01/2032	5,173	0.0
87,287	5.500%, 04/01/2033	93,597	0.0
71,159	5.500%, 10/01/2033	76,016	0.0
26,794	5.500%, 10/01/2033	28,822	0.0
1,925	5.500%, 11/01/2033	2,074	0.0
7,474	5.500%, 11/01/2033	7,997	0.0
11,998	5.500%, 11/01/2033	12,964	0.0
8,555	5.500%, 11/01/2033	9,155	0.0
26,936	5.500%, 12/01/2033	28,774	0.0
1,788	5.500%, 12/01/2033	1,911	0.0
1,862	5.500%, 12/01/2033	2,011	0.0
295,465	5.500%, 12/01/2033	319,296	0.0
61,933	5.500%, 12/01/2033	67,226	0.0
19,583	5.500%, 12/01/2033	21,031	0.0
127,520	5.500%, 12/01/2033	137,696	0.0
1,206	5.500%, 01/01/2034	1,300	0.0
34,424	5.500%, 01/01/2034	36,850	0.0
17,451	5.500%, 01/01/2034	18,863	0.0
22,779	5.500%, 01/01/2034	24,340	0.0
129,743	5.500%, 01/01/2034	140,225	0.0
13,139	5.500%, 06/01/2034	14,187	0.0
35,156	5.500%, 11/01/2034	37,768	0.0
77,554	5.500%, 11/01/2034	83,856	0.0
1,629	5.500%, 12/01/2034	1,762	0.0
44,642	5.500%, 01/01/2035	47,873	0.0
55,976	5.500%, 01/01/2035	60,468	0.0
22,620	5.500%, 01/01/2035	24,459	0.0
10,920	5.500%, 02/01/2035	11,665	0.0
2,277,552	5.500%, 02/01/2035	2,463,305	0.1
22,122	5.500%, 03/01/2035	23,632	0.0
77,328	5.500%, 06/01/2035	82,731	0.0
14,658	5.500%, 07/01/2035	15,756	0.0
1,402,837	5.500%, 08/01/2035	1,525,613	0.1
6,271	5.500%, 10/01/2035	6,771	0.0
812	5.500%, 11/01/2035	876	0.0
82,960	5.500%, 11/01/2035	89,634	0.0
1,046	5.500%, 12/01/2035	1,129	0.0
222,715	5.500%, 12/01/2035	240,592	0.0
18,878	5.500%, 12/01/2035	20,387	0.0
1,345	5.500%, 12/01/2035	1,454	0.0
132,937	5.500%, 01/01/2036	143,684	0.0
14,299	5.500%, 01/01/2036	15,325	0.0
1,601	5.500%, 02/01/2036	1,710	0.0
19,878	5.500%, 04/01/2036	21,503	0.0
1,489,236	5.500%, 07/01/2036	1,613,009	0.1
639	5.500%, 08/01/2036	690	0.0
76,315	5.500%, 09/01/2036	82,523	0.0
121,510	5.500%, 09/01/2036	131,259	0.0
211,840	5.500%, 12/01/2036	226,850	0.0
185,810	5.500%, 12/01/2036	200,451	0.0
3,032	5.500%, 12/01/2036	3,269	0.0
1,887	5.500%, 12/01/2036	2,038	0.0
22,424	5.500%, 01/01/2037	24,085	0.0
123,724	5.500%, 01/01/2037	133,786	0.0
161,650	5.500%, 02/01/2037	174,611	0.0
463,615	5.500%, 03/01/2037	500,847	0.0
15,826	5.500%, 04/01/2037	17,080	0.0
47,201	5.500%, 05/01/2037	50,854	0.0
25,991	5.500%, 05/01/2037	28,032	0.0
972	5.500%, 05/01/2037	1,048	0.0
4,023	5.500%, 05/01/2037	4,341	0.0
37,839	5.500%, 06/01/2037	40,755	0.0
96,599	5.500%, 06/01/2037	104,182	0.0
37,915	5.500%, 07/01/2037	40,891	0.0
68,901	5.500%, 08/01/2037	74,490	0.0
23,830	5.500%, 08/01/2037	25,771	0.0
42,442	5.500%, 08/01/2037	45,786	0.0
169,825	5.500%, 09/01/2037	183,428	0.0
990	5.500%, 11/01/2037	1,067	0.0
669,493	5.500%, 01/01/2038	720,422	0.0
996	5.500%, 02/01/2038	1,073	0.0
2,007	5.500%, 02/01/2038	2,158	0.0
448,852	5.500%, 03/01/2038	486,935	0.0
21,913	5.500%, 03/01/2038	23,560	0.0
120,648	5.500%, 04/01/2038	129,931	0.0
26,800	5.500%, 04/01/2038	28,695	0.0
1,049	5.500%, 04/01/2038	1,128	0.0
16,282	5.500%, 05/01/2038	17,504	0.0
4,760	5.500%, 05/01/2038	5,129	0.0
238,601	5.500%, 05/01/2038	256,890	0.0
2,879,341	5.500%, 06/01/2038	3,110,239	0.1
144,905	5.500%, 06/01/2038	156,561	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
38,104	5.500%, 06/01/2038	$40,974	0.0
58,784	5.500%, 07/01/2038	63,270	0.0
817	5.500%, 07/01/2038	879	0.0
82,367	5.500%, 07/01/2038	89,660	0.0
106,731	5.500%, 07/01/2038	114,420	0.0
18,047	5.500%, 08/01/2038	19,512	0.0
28,331	5.500%, 08/01/2038	30,284	0.0
152,459	5.500%, 08/01/2038	163,896	0.0
93,331	5.500%, 11/01/2038	100,718	0.0
317,544	5.500%, 11/01/2038	342,424	0.0
280	5.500%, 12/01/2038	300	0.0
46,777	5.500%, 12/01/2038	50,361	0.0
85,659	5.500%, 01/01/2039	92,557	0.0
617,980	5.500%, 01/01/2039	667,187	0.0
171,498	5.500%, 01/01/2039	185,253	0.0
33,211	5.500%, 03/01/2039	36,125	0.0
277,315	5.500%, 06/01/2039	301,824	0.0
457,982	5.500%, 06/01/2039	497,022	0.0
27,515	5.500%, 05/01/2040	29,403	0.0
28,834	5.500%, 07/01/2041	31,031	0.0
589,210	5.500%, 09/01/2041	637,192	0.0
14	6.000%, 10/01/2018	14	0.0
46	6.000%, 12/01/2018	50	0.0
1,257	6.000%, 05/01/2021	1,358	0.0
14,129	6.000%, 09/01/2021	15,270	0.0
16,734	6.000%, 04/01/2022	18,085	0.0
39,284	6.000%, 06/01/2022	42,458	0.0
6,267	6.000%, 01/01/2023	6,773	0.0
1,036	6.000%, 03/01/2024	1,120	0.0
123,165	6.000%, 11/01/2028	133,136	0.0
672	6.000%, 04/01/2031	740	0.0
319	6.000%, 01/01/2032	345	0.0
1,601	6.000%, 11/01/2032	1,764	0.0
1,017	6.000%, 11/01/2032	1,099	0.0
73,740	6.000%, 01/01/2033	81,211	0.0
4,582	6.000%, 09/01/2033	4,952	0.0
911	6.000%, 01/01/2034	999	0.0
165,422	6.000%, 08/01/2034	178,786	0.0
185,941	6.000%, 06/01/2035	204,819	0.0
11,652	6.000%, 07/01/2035	12,593	0.0
6,749	6.000%, 07/01/2035	7,294	0.0
8,347	6.000%, 07/01/2035	9,142	0.0
18,517	6.000%, 07/01/2035	20,412	0.0
3,686	6.000%, 10/01/2035	3,986	0.0
427	6.000%, 10/01/2035	462	0.0
92,032	6.000%, 11/01/2035	101,432	0.0
84,862	6.000%, 12/01/2035	93,566	0.0
233,317	6.000%, 12/01/2035	252,166	0.0
2,581	6.000%, 12/01/2035	2,790	0.0
10,903	6.000%, 01/01/2036	11,968	0.0
52,583	6.000%, 02/01/2036	57,942	0.0
60,630	6.000%, 02/01/2036	66,788	0.0
24,713	6.000%, 02/01/2036	26,955	0.0
600	6.000%, 02/01/2036	649	0.0
52,149	6.000%, 03/01/2036	57,453	0.0
50,750	6.000%, 03/01/2036	55,951	0.0
33,664	6.000%, 04/01/2036	36,761	0.0
63,478	6.000%, 04/01/2036	69,953	0.0
23,976	6.000%, 05/01/2036	26,398	0.0
13,121	6.000%, 05/01/2036	14,181	0.0
550	6.000%, 06/01/2036	605	0.0
4,390	6.000%, 06/01/2036	4,836	0.0
20,273	6.000%, 07/01/2036	21,911	0.0
1,695	6.000%, 07/01/2036	1,832	0.0
4,395	6.000%, 07/01/2036	4,750	0.0
122,669	6.000%, 07/01/2036	135,267	0.0
536,532	6.000%, 08/01/2036	591,167	0.0
6,760	6.000%, 08/01/2036	7,438	0.0
54,432	6.000%, 08/01/2036	59,585	0.0
32,270	6.000%, 08/01/2036	35,533	0.0
6,846	6.000%, 08/01/2036	7,532	0.0
341,288	6.000%, 08/01/2036	375,500	0.0
20,987	6.000%, 09/01/2036	23,090	0.0
24,957	6.000%, 09/01/2036	27,499	0.0
100,873	6.000%, 09/01/2036	109,022	0.0
48,571	6.000%, 09/01/2036	52,518	0.0
46,517	6.000%, 09/01/2036	51,275	0.0
15,089	6.000%, 09/01/2036	16,393	0.0
88,521	6.000%, 09/01/2036	97,484	0.0
498	6.000%, 09/01/2036	548	0.0
51,863	6.000%, 10/01/2036	57,153	0.0
46,221	6.000%, 10/01/2036	50,844	0.0
21,702	6.000%, 10/01/2036	23,744	0.0
69,600	6.000%, 10/01/2036	76,623	0.0
15,261	6.000%, 10/01/2036	16,497	0.0
6,623	6.000%, 10/01/2036	7,158	0.0
14,022	6.000%, 11/01/2036	15,299	0.0
17,369	6.000%, 11/01/2036	18,772	0.0
3,878	6.000%, 11/01/2036	4,191	0.0
39,262	6.000%, 11/01/2036	43,270	0.0
65,368	6.000%, 11/01/2036	70,649	0.0
48,657	6.000%, 12/01/2036	52,588	0.0
24,761	6.000%, 12/01/2036	26,761	0.0
5,766	6.000%, 12/01/2036	6,361	0.0
2,120	6.000%, 12/01/2036	2,332	0.0
109,220	6.000%, 12/01/2036	118,044	0.0
66,872	6.000%, 12/01/2036	73,763	0.0
8,665	6.000%, 12/01/2036	9,398	0.0
12,736	6.000%, 01/01/2037	14,032	0.0
12,261	6.000%, 01/01/2037	13,251	0.0
1,376	6.000%, 01/01/2037	1,507	0.0
40,739	6.000%, 01/01/2037	44,031	0.0
3,205	6.000%, 01/01/2037	3,464	0.0
1,269	6.000%, 01/01/2037	1,398	0.0
47,268	6.000%, 01/01/2037	51,924	0.0
148,686	6.000%, 02/01/2037	163,756	0.0
8,856	6.000%, 02/01/2037	9,571	0.0
3,524	6.000%, 02/01/2037	3,830	0.0
24,076	6.000%, 02/01/2037	26,554	0.0
48,488	6.000%, 02/01/2037	52,406	0.0
196,433	6.000%, 03/01/2037	216,314	0.0
1,104	6.000%, 03/01/2037	1,200	0.0
15,463	6.000%, 03/01/2037	17,030	0.0
30,043	6.000%, 03/01/2037	33,104	0.0
28,856	6.000%, 03/01/2037	31,827	0.0
28,498	6.000%, 03/01/2037	31,391	0.0
12,802	6.000%, 04/01/2037	14,108	0.0
5,044	6.000%, 04/01/2037	5,452	0.0
62,791	6.000%, 04/01/2037	69,158	0.0
3,493	6.000%, 04/01/2037	3,775	0.0
30,134	6.000%, 04/01/2037	32,568	0.0
185,783	6.000%, 04/01/2037	204,653	0.0
46,076	6.000%, 04/01/2037	49,798	0.0
1,197	6.000%, 04/01/2037	1,294	0.0
52,153	6.000%, 04/01/2037	56,367	0.0
701	6.000%, 04/01/2037	758	0.0
24,137	6.000%, 04/01/2037	26,601	0.0
42,408	6.000%, 04/01/2037	45,904	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,629	6.000%, 04/01/2037	$2,896	0.0
82,677	6.000%, 04/01/2037	89,928	0.0
50,103	6.000%, 04/01/2037	54,636	0.0
847	6.000%, 04/01/2037	915	0.0
2,466	6.000%, 05/01/2037	2,670	0.0
6,383	6.000%, 05/01/2037	6,962	0.0
16,263	6.000%, 05/01/2037	17,667	0.0
4,034	6.000%, 05/01/2037	4,383	0.0
144,806	6.000%, 05/01/2037	159,743	0.0
37,737	6.000%, 05/01/2037	40,786	0.0
25,531	6.000%, 05/01/2037	28,161	0.0
14,892	6.000%, 05/01/2037	16,095	0.0
55,468	6.000%, 05/01/2037	59,949	0.0
36,382	6.000%, 05/01/2037	39,321	0.0
1,310	6.000%, 05/01/2037	1,415	0.0
55,966	6.000%, 05/01/2037	61,633	0.0
17,973	6.000%, 05/01/2037	19,425	0.0
2,854	6.000%, 06/01/2037	3,085	0.0
27,340	6.000%, 06/01/2037	29,549	0.0
11,393	6.000%, 06/01/2037	12,569	0.0
5,795	6.000%, 06/01/2037	6,263	0.0
1,329	6.000%, 06/01/2037	1,436	0.0
8,755	6.000%, 06/01/2037	9,543	0.0
4,219	6.000%, 06/01/2037	4,560	0.0
78,739	6.000%, 06/01/2037	85,676	0.0
24,761	6.000%, 07/01/2037	27,207	0.0
8,786	6.000%, 07/01/2037	9,498	0.0
15,089	6.000%, 07/01/2037	16,308	0.0
35,685	6.000%, 07/01/2037	38,568	0.0
15,558	6.000%, 07/01/2037	17,092	0.0
10,923	6.000%, 07/01/2037	11,806	0.0
5,036	6.000%, 07/01/2037	5,538	0.0
147,904	6.000%, 07/01/2037	159,853	0.0
8,945	6.000%, 07/01/2037	9,851	0.0
21,875	6.000%, 07/01/2037	23,643	0.0
96,218	6.000%, 07/01/2037	106,037	0.0
19,315	6.000%, 08/01/2037	20,876	0.0
16,221	6.000%, 08/01/2037	17,532	0.0
6,959	6.000%, 08/01/2037	7,521	0.0
132,922	6.000%, 08/01/2037	143,661	0.0
83,839	6.000%, 08/01/2037	92,220	0.0
94,062	6.000%, 08/01/2037	103,102	0.0
6,543	6.000%, 08/01/2037	7,112	0.0
34,642	6.000%, 08/01/2037	37,870	0.0
5,218	6.000%, 09/01/2037	5,708	0.0
437,630	6.000%, 09/01/2037	481,840	0.0
92,627	6.000%, 09/01/2037	101,773	0.0
28,584	6.000%, 09/01/2037	31,510	0.0
12,824	6.000%, 09/01/2037	13,860	0.0
13,571	6.000%, 09/01/2037	14,667	0.0
2,140	6.000%, 09/01/2037	2,353	0.0
13,830	6.000%, 09/01/2037	14,947	0.0
45,686	6.000%, 10/01/2037	50,291	0.0
4,132	6.000%, 10/01/2037	4,505	0.0
85,551	6.000%, 11/01/2037	94,168	0.0
55,003	6.000%, 11/01/2037	60,547	0.0
1,446	6.000%, 11/01/2037	1,577	0.0
86,887	6.000%, 12/01/2037	95,715	0.0
52,260	6.000%, 12/01/2037	57,255	0.0
155,709	6.000%, 12/01/2037	171,362	0.0
33,506	6.000%, 12/01/2037	36,229	0.0
12,813	6.000%, 12/01/2037	13,848	0.0
1,594	6.000%, 12/01/2037	1,744	0.0
128,055	6.000%, 02/01/2038	139,107	0.0
39,041	6.000%, 02/01/2038	42,957	0.0
224,376	6.000%, 02/01/2038	247,393	0.0
26,325	6.000%, 03/01/2038	28,801	0.0
2,124	6.000%, 03/01/2038	2,343	0.0
10,022	6.000%, 03/01/2038	10,833	0.0
118,535	6.000%, 05/01/2038	129,067	0.0
5,976	6.000%, 05/01/2038	6,545	0.0
20,243	6.000%, 06/01/2038	22,329	0.0
2,941	6.000%, 06/01/2038	3,179	0.0
141,385	6.000%, 07/01/2038	153,189	0.0
73,945	6.000%, 07/01/2038	80,615	0.0
2,335	6.000%, 08/01/2038	2,569	0.0
1,619	6.000%, 08/01/2038	1,750	0.0
554	6.000%, 08/01/2038	599	0.0
10,816	6.000%, 09/01/2038	11,932	0.0
5,424	6.000%, 09/01/2038	5,863	0.0
21,688	6.000%, 09/01/2038	23,440	0.0
44,068	6.000%, 09/01/2038	48,183	0.0
121,182	6.000%, 10/01/2038	130,972	0.0
20,397	6.000%, 10/01/2038	22,491	0.0
53,792	6.000%, 10/01/2038	58,574	0.0
25,456	6.000%, 10/01/2038	28,080	0.0
3,015	6.000%, 10/01/2038	3,275	0.0
45,706	6.000%, 10/01/2038	49,399	0.0
2,689	6.000%, 10/01/2038	2,906	0.0
1,178	6.000%, 11/01/2038	1,287	0.0
1,260	6.000%, 11/01/2038	1,362	0.0
131,877	6.000%, 11/01/2038	142,531	0.0
112,676	6.000%, 12/01/2038	124,297	0.0
3,929	6.000%, 12/01/2038	4,247	0.0
36,620	6.000%, 12/01/2038	40,305	0.0
33,336	6.000%, 10/01/2039	36,728	0.0
2,407	6.000%, 10/01/2039	2,655	0.0
709,503	6.000%, 02/01/2040	781,673	0.0
30,999	6.000%, 04/01/2040	34,186	0.0
150,165	6.000%, 09/01/2040	162,452	0.0
319,617	6.000%, 10/01/2040	352,540	0.0
471,396	6.000%, 05/01/2041	520,000	0.0
7,676	6.500%, 04/01/2027	8,420	0.0
1,632	6.500%, 02/01/2028	1,789	0.0
37	6.500%, 06/01/2029	40	0.0
1,578	6.500%, 07/01/2029	1,730	0.0
9,678	6.500%, 01/01/2032	10,618	0.0
12,402	6.500%, 04/01/2032	13,793	0.0
5,813	6.500%, 09/01/2032	6,374	0.0
17,832	6.500%, 10/01/2032	19,564	0.0
14,493	6.500%, 10/01/2032	15,894	0.0
8,449	6.500%, 03/01/2038	9,376	0.0
1,445	7.000%, 08/01/2025	1,517	0.0
151	7.000%, 12/01/2025	152	0.0
1,610	7.000%, 02/01/2026	1,615	0.0
3,119	7.000%, 03/01/2026	3,141	0.0
8,067	7.000%, 03/01/2026	8,469	0.0
16,579	7.000%, 03/01/2026	17,309	0.0
1,170	7.000%, 12/01/2027	1,197	0.0
361,044	7.000%, 03/01/2038	423,354	0.0
756,781	7.000%, 04/01/2038	890,621	0.0
563	7.500%, 11/01/2029	567	0.0
14,621	7.500%, 09/01/2031	16,520	0.0
		469,790,768	12.8

	Government National Mortgage Association: 1.3%
9,979,592	3.000%, 01/20/2048	9,675,312	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
5,937,419		3.500%, 07/20/2046	$5,909,005	0.2
7,327,002		3.500%, 07/20/2047	7,313,601	0.2
7,155,000	(6)	3.500%, 10/01/2048	7,115,173	0.2
1,217,957		4.000%, 11/20/2040	1,250,379	0.0
2,484,903		4.000%, 03/20/2046	2,536,474	0.1
1,721,095		4.500%, 08/20/2041	1,804,789	0.1
25,243		5.000%, 11/15/2035	26,758	0.0
9,729		5.000%, 11/15/2035	10,273	0.0
13,253		5.000%, 11/15/2035	14,086	0.0
9,080		5.000%, 11/15/2035	9,467	0.0
62,408		5.000%, 06/15/2037	65,062	0.0
309,191		5.000%, 03/15/2038	326,720	0.0
46,169		5.000%, 03/15/2038	49,087	0.0
10,800		5.000%, 06/15/2038	11,476	0.0
3,148		5.000%, 07/15/2038	3,325	0.0
3,451		5.000%, 09/15/2038	3,612	0.0
51,089		5.000%, 11/15/2038	53,696	0.0
57,567		5.000%, 11/15/2038	61,202	0.0
1,410,126		5.000%, 12/15/2038	1,498,040	0.0
18,584		5.000%, 12/15/2038	19,758	0.0
128,113		5.000%, 12/15/2038	136,152	0.0
193,993		5.000%, 01/15/2039	206,087	0.0
100,771		5.000%, 01/15/2039	107,054	0.0
1,523,934		5.000%, 01/15/2039	1,619,333	0.1
69,956		5.000%, 02/15/2039	74,244	0.0
165,967		5.000%, 02/15/2039	176,356	0.0
133,467		5.000%, 02/15/2039	141,858	0.0
179,101		5.000%, 03/15/2039	190,275	0.0
3,506		5.000%, 03/15/2039	3,719	0.0
128,850		5.000%, 03/15/2039	136,998	0.0
267,921		5.000%, 03/15/2039	284,863	0.0
149,592		5.000%, 04/15/2039	158,918	0.0
87,626		5.000%, 05/15/2039	93,119	0.0
262,037		5.000%, 05/15/2039	278,478	0.0
1,026		5.000%, 05/15/2039	1,079	0.0
122,485		5.000%, 07/15/2039	129,429	0.0
115,861		5.000%, 09/15/2039	123,085	0.0
14,067		5.000%, 11/15/2039	14,759	0.0
3,033		5.000%, 04/15/2040	3,222	0.0
22,354		5.000%, 06/15/2040	23,759	0.0
44,829		5.000%, 09/15/2040	47,648	0.0
406,993		5.000%, 09/15/2040	431,386	0.0
114,356		5.000%, 10/15/2040	121,555	0.0
96,920		5.000%, 05/15/2042	101,042	0.0
603,844		5.000%, 02/20/2043	640,738	0.0
1,710,830	(3)	5.140%, 10/20/2060	1,737,436	0.1
1,023,584	(3)	5.310%, 10/20/2060	1,038,353	0.0
388,347	(3)	5.500%, 03/20/2060	394,382	0.0
			46,172,622	1.3

	Total U.S. Government Agency Obligations
	(Cost $783,878,252)		770,288,759	21.1

ASSET-BACKED SECURITIES: 11.7%
		Automobile Asset-Backed Securities: 0.2%
1,700,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,695,225	0.0
1,750,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,715,572	0.0
1,900,740	(1)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	1,900,531	0.1
1,850,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,834,810	0.1
			7,146,138	0.2

		Home Equity Asset-Backed Securities: 0.3%
1,300,000		Home Equity Asset Trust 2005-2 M5, 3.311%, (US0001M + 1.095%), 07/25/2035	1,314,995	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.131%, (US0001M + 0.915%), 03/25/2035	2,406,766	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 2.951%, (US0001M + 0.735%), 06/25/2035	534,648	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 3.096%, (US0001M + 0.880%), 08/25/2033	69,920	0.0
2,600,000	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,703,467	0.1
61,451		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.296%, (US0001M + 0.080%), 11/25/2036	25,633	0.0
3,513,430		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.386%, (US0001M + 0.170%), 07/25/2047	2,553,957	0.1
			9,609,386	0.3

		Other Asset-Backed Securities: 10.5%
3,704,615	(1),(7)	Ajax Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	3,723,446	0.1
1,595,993	(1),(7)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	1,589,655	0.0
2,000,000	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	2,005,000	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
6,860,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.339%, (US0003M + 2.000%), 10/15/2027	$6,862,154	0.2
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 3.829%, (US0003M + 1.490%), 10/15/2028	4,091,182	0.1
2,517,259	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,200,000	(1)	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/2045	2,285,777	0.1
12,405,836	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–
4,200,000	(1)	Apidos CLO XVII 2014-17A A2R, 4.186%, (US0003M + 1.850%), 04/17/2026	4,201,033	0.1
7,370,000	(1)	Apidos CLO XVII 2014-17A BR, 4.836%, (US0003M + 2.500%), 04/17/2026	7,384,438	0.2
5,370,000	(1)	Apidos Clo XXV 2016-25A A1, 3.808%, (US0003M + 1.460%), 10/20/2028	5,371,010	0.2
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.569%, (US0003M + 1.230%), 01/15/2030	8,010,120	0.2
5,750,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.636%, (US0003M + 2.300%), 04/17/2026	5,754,169	0.2
4,280,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.685%, (US0003M + 2.350%), 04/25/2026	4,284,986	0.1
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.683%, (US0003M + 1.350%), 07/18/2029	3,471,329	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.320%, (US0003M + 1.300%), 07/20/2029	4,381,214	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/20/2030	1,602,949	0.0
1,384,867	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.248%, 10/25/2036	1,395,753	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.589%, (US0003M + 1.250%), 07/15/2029	9,042,721	0.3
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 4.837%, (US0003M + 2.500%), 04/13/2027	5,087,248	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 3.778%, (US0003M + 1.430%), 10/20/2029	4,577,115	0.1
4,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.488%, (US0003M + 1.140%), 01/20/2031	3,997,876	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.466%, (US0003M + 1.130%), 04/17/2031	2,404,718	0.1
8,630,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.648%, (US0003M + 1.300%), 04/20/2031	8,647,096	0.2
4,530,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	4,540,899	0.1
3,950,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.597%, (US0003M + 2.250%), 07/23/2030	3,953,239	0.1
13,380,000	(1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.818%, (US0003M + 1.470%), 10/20/2028	13,381,084	0.4
6,440,000	(1)	Cent CLO 2014-22A A2AR, 4.293%, (US0003M + 1.950%), 11/07/2026	6,443,033	0.2
61,334		Chase Funding Trust Series 2002-4 2A1, 2.956%, (US0001M + 0.740%), 10/25/2032	61,033	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 2.816%, (US0001M + 0.600%), 07/25/2033	103,881	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 3.543%, (US0003M + 1.210%), 10/18/2030	3,754,050	0.1
3,550,000	(1)	CIFC Funding 2014-4A C1R, 4.986%, (US0003M + 2.650%), 10/17/2026	3,551,509	0.1
4,110,000	(1)	CIFC Funding 2016-1A A, 3.827%, (US0003M + 1.480%), 10/21/2028	4,118,273	0.1
446,638		Countrywide Asset-Backed Certificates 2006-26 2A3, 2.386%, (US0001M + 0.170%), 06/25/2037	446,075	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
7,200,085		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.366%, (US0001M + 0.150%), 10/25/2036	$6,405,542	0.2
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.549%, (US0003M + 1.210%), 10/15/2030	12,172,440	0.3
7,790,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.769%, (US0003M + 1.430%), 10/15/2028	7,805,557	0.2
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.061%, (US0003M + 1.020%), 04/15/2031	1,197,186	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.689%, (US0003M + 1.350%), 04/15/2028	8,614,572	0.2
7,130,000	(1)	Dryden Senior Loan Fund 2017-47A C, 4.539%, (US0003M + 2.200%), 04/15/2028	7,151,975	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.514%, (US0003M + 1.200%), 08/15/2030	7,461,969	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,655,849	0.1
3,250,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 3.986%, (US0003M + 1.650%), 01/17/2026	3,250,838	0.1
4,770,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 4.686%, (US0003M + 2.350%), 01/17/2026	4,771,355	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.562%, (US0003M + 1.220%), 07/24/2030	4,252,393	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.529%, (US0003M + 1.190%), 10/15/2030	2,102,148	0.1
132,407		GSAMP Trust 2007-FM1 A2A, 2.286%, (US0001M + 0.070%), 12/25/2036	80,808	0.0
3,247,764	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	3,249,454	0.1
1,500,000	(1)	Jay Park CLO Ltd. 2016-1A B, 4.748%, (US0003M + 2.400%), 10/20/2027	1,500,861	0.0
4,300,000	(1),(6)	KKR CLO 21 A Ltd., 3.345%, (US0003M + 1.000%), 04/15/2031	4,269,474	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 3.598%, (US0003M + 1.250%), 01/20/2031	9,999,830	0.3
1,308,000	(1)	LCM XIV L.P. 14A AR, 3.440%, (US0003M + 1.040%), 07/20/2031	1,305,686	0.0
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 3.748%, (US0003M + 1.400%), 10/20/2029	6,715,857	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.776%, (US0001M + 0.560%), 10/25/2034	57,307	0.0
4,450,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.547%, (US0003M + 2.200%), 07/23/2029	4,450,810	0.1
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.537%, (US0003M + 2.200%), 01/27/2026	2,120,905	0.1
3,410,041	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	3,384,889	0.1
1,500,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,490,578	0.0
3,941,038	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,883,876	0.1
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.668%, (US0003M + 1.320%), 03/17/2030	4,532,545	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.689%, (US0003M + 1.350%), 07/15/2029	3,004,227	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.714%, (US0003M + 1.375%), 07/15/2029	2,246,641	0.1
1,430,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.439%, (US0003M + 2.100%), 04/15/2026	1,430,060	0.0
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.692%, (US0003M + 1.350%), 07/19/2030	4,008,272	0.1
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.724%, (US0003M + 1.410%), 08/15/2029	7,099,899	0.2
7,900,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 4.114%, (US0003M + 1.800%), 08/15/2029	7,902,409	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,340,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 4.586%, (US0003M + 2.250%), 10/17/2027	$2,340,515	0.1
3,300,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 4.862%, (US0003M + 2.550%), 05/21/2029	3,312,563	0.1
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.618%, (US0003M + 1.270%), 07/20/2030	1,377,426	0.0
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.698%, (US0003M + 1.350%), 07/20/2030	4,079,813	0.1
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.208%, (US0003M + 1.030%), 04/18/2031	2,984,094	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.139%, (US0003M + 2.800%), 10/15/2025	5,661,137	0.2
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.189%, (US0003M + 1.850%), 04/15/2026	1,984,630	0.1
900,000	(1),(6)	Palmer Square Loan Funding 2018-2A C Ltd., 4.310%, (US0003M + 1.950%), 07/15/2026	882,096	0.0
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.296%, (US0001M + 1.080%), 03/25/2035	2,516,694	0.1
1,404,353	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.031%, 01/25/2036	1,388,326	0.0
8,200,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,191,629	0.2
319,559		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	326,331	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,308,468	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,488,479	0.0
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,206,694	0.1
1,956,017	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	1,956,279	0.1
10,200,000	(1)	Symphony CLO Ltd. 2012-9A AR, 3.789%, (US0003M + 1.450%), 10/16/2028	10,206,130	0.3
4,200,000	(1)	Symphony CLO Ltd. 2016-18A B, 4.147%, (US0003M + 1.800%), 01/23/2028	4,208,413	0.1
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 4.839%, (US0003M + 2.500%), 07/14/2026	3,930,900	0.1
4,629,500	(1)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	4,637,576	0.1
825,430	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	834,650	0.0
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,560,030	0.2
2,200,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.548%, (US0003M + 2.200%), 10/20/2026	2,201,016	0.1
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.563%, (US0003M + 1.230%), 10/18/2030	2,405,230	0.1
2,570,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 4.633%, (US0003M + 2.300%), 04/18/2029	2,575,610	0.1
12,650,000	(1)	Wind River CLO Ltd. 2016-2A A, 3.843%, (US0003M + 1.500%), 11/01/2028	12,653,909	0.4
1,500,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,446,380	0.0
6,300,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	5,766,791	0.2
1,687,250	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,625,581	0.0
			386,157,667	10.5

		Student Loan Asset-Backed Securities: 0.7%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,200,571	0.0
1,800,000	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,798,214	0.1
1,654,934	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,647,714	0.0
2,367,947	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	2,361,704	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
685,299	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	$679,015	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 3.758%, (US0001M + 1.600%), 10/15/2031	774,017	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,965,758	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,489,155	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,444,305	0.0
243,933	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	239,057	0.0
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,426,620	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,047,250	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,142,013	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,935,509	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,000,254	0.0
			26,151,156	0.7

	Total Asset-Backed Securities
	(Cost $428,196,383)		429,064,347	11.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.5%
10,870,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	10,619,943	0.3
4,130,000	(3)	BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,090,866	0.1
41,547,771	(3),(4)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.683%, 02/15/2050	3,942,077	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	881,001	0.0
1,210,076	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	1,209,099	0.0
1,350,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	1,338,175	0.0
20,366,643	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.562%, 08/10/2049	1,681,338	0.1
3,570,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	3,506,173	0.1
35,848,902	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.071%, 09/15/2050	2,313,405	0.1
58,985,930	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.761%, 06/10/2051	3,062,225	0.1
17,654,654	(3),(4)	COMM 2012-CR1 XA, 2.048%, 05/15/2045	975,337	0.0
14,765,342	(3),(4)	COMM 2012-CR2 XA, 1.814%, 08/15/2045	758,499	0.0
26,083,424	(3),(4)	COMM 2012-CR3 XA, 2.036%, 10/15/2045	1,582,993	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	1,516,452	0.0
21,435,513	(3),(4)	COMM 2012-CR5 XA, 1.694%, 12/10/2045	1,122,578	0.0
31,939,310	(1),(3),(4)	COMM 2012-LC4 XA, 2.380%, 12/10/2044	1,680,250	0.1
84,573,873	(3),(4)	COMM 2014-UBS2 XA, 1.495%, 03/10/2047	3,893,773	0.1
214,711,000	(1),(3),(4)	COMM 2014-UBS2 XB, 0.208%, 03/10/2047	1,625,706	0.1
910,000	(3)	COMM 2016-COR1 C, 4.539%, 10/10/2049	897,105	0.0
82,641,829	(3),(4)	COMM 2016-CR28 XA, 0.706%, 02/10/2049	3,053,987	0.1
4,450,000	(1),(3)	DBUBS 2011-LC2A D, 5.718%, 07/10/2044	4,580,781	0.1
25,315,945	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	1,726,540	0.1
20,760,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.445%, 08/25/2020	1,781,038	0.1
45,370,615	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.323%, 04/25/2021	1,123,925	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
84,529,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K019 X3, 2.050%, 05/25/2040	$5,292,149	0.2
33,716,214	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.549%, 05/25/2022	1,408,468	0.0
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	2,219,801	0.1
45,829,568	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.389%, 08/25/2022	1,850,341	0.1
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	1,448,971	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,733,973	0.1
15,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	1,241,466	0.0
31,440,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	3,249,874	0.1
12,339,821	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.689%, 10/25/2018	29,597	0.0
19,889,639	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.625%, 12/25/2018	36,625	0.0
47,457,910	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.627%, 03/25/2019	162,714	0.0
44,330,186	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.803%, 07/25/2019	294,015	0.0
50,584,322	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.444%, 11/25/2019	497,289	0.0
104,053,170	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X1, 0.840%, 12/25/2022	1,857,120	0.1
585,711,923	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,455,377	0.0
442,562,792	(1),(4)	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/2046	1,938,912	0.1
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 3.708%, (US0001M + 1.550%), 07/15/2035	2,894,021	0.1
7,600,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.354%, 12/10/2043	7,712,686	0.2
4,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,010,039	0.1
32,343,311	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.402%, 05/10/2045	1,486,437	0.0
12,260,976	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.308%, 11/10/2046	537,750	0.0
48,088,653	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.147%, 06/10/2047	1,909,144	0.1
1,968,000	(3)	GS Mortgage Securities Trust 2015-FRR1 K3B, 5.396%, 06/27/2041	1,950,058	0.1
142,711	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.954%, 05/15/2041	142,459	0.0
23,450,000	(1),(3),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.414%, 12/15/2047	304,426	0.0
383,551	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	381,435	0.0
3,395,373	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.470%, 06/12/2041	3,433,462	0.1
32,387,172	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	1,185,309	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,600,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.265%, 11/15/2045	$2,642,001	0.1
29,313,684	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.254%, 01/15/2048	1,223,465	0.0
2,678,300	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.289%, 10/15/2048	117,859	0.0
20,106,189	(3),(4)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.474%, 07/15/2050	1,368,104	0.0
1,993,294	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.959%, 02/15/2040	1,990,356	0.1
12,007	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/2040	12,010	0.0
1,000,000	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	980,505	0.0
2,600,000	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	2,653,326	0.1
2,183,091	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.898%, 11/15/2038	4,484	0.0
11,405,712	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.898%, 11/15/2038	23,390	0.0
3,930,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.842%, 08/15/2045	3,938,206	0.1
5,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.611%, 02/15/2048	4,896,303	0.1
1,000,000	(1),(3)	Morgan Stanley Capital I Trust 2005-T19 G, 5.785%, 06/12/2047	984,241	0.0
2,375,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	2,438,147	0.1
3,325,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	3,421,150	0.1
3,480,000	(1)	Morgan Stanley Capital I, Inc. 2017-JWDR A, 3.008%, (US0001M + 0.850%), 11/15/2034	3,480,962	0.1
966,137	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	955,965	0.0
79,576,863	(3),(4)	UBS Commercial Mortgage Trust 2017-C5, 1.173%, 11/15/2050	5,212,977	0.1
24,651,399	(1),(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.050%, 08/10/2049	1,492,618	0.0
31,410,377	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.239%, 12/15/2047	1,557,603	0.0
21,396,084	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.003%, 08/15/2045	1,201,630	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.412%, 03/15/2045	7,056,672	0.2
14,180,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.412%, 03/15/2045	5,876,077	0.2
57,195,696	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.421%, 03/15/2048	2,559,536	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $169,297,725)		165,714,771	4.5

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 18.3%
	Affiliated Investment Companies: 18.3%
9,209,688	Voya Emerging Markets Corporate Debt Fund - Class P	87,768,327	2.4
14,315,177	Voya Emerging Markets Hard Currency Debt Fund - Class P	132,129,084	3.6
7,558,325	Voya Emerging Markets Local Currency Debt Fund - Class P	51,623,362	1.4
2,516,270	Voya Floating Rate Fund Class P	24,785,264	0.7
14,425,584	Voya High Yield Bond Fund - Class P	114,250,628	3.1
13,255,900	Voya Investment Grade Credit Fund - Class P	138,126,473	3.8

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
11,629,780		Voya Securitized Credit Fund - Class P	$119,205,249	3.3

	Total Mutual Funds
	(Cost $700,407,764)		667,888,387	18.3

PREFERRED STOCK: 0.0%
		Utilities: 0.0%
88,468	(9),(10)	SCE Trust VI	1,910,909	0.0

	Total Preferred Stock
	(Cost $2,211,700)		1,910,909	0.0

	Total Long-Term Investments
	(Cost $3,970,701,356)		3,883,183,344	106.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Commercial Paper: 0.6%
2,500,000	AT&T, Inc., 2.960%, 05/28/2019	2,452,222	0.1
3,000,000	Autozone, Inc., 2.740%, 10/19/2018	2,995,723	0.1
11,000,000	Kroger Co., 6.950%, 10/01/2018	10,997,905	0.3
2,200,000	National Grid USA, 4.040%, 10/03/2018	2,199,270	0.1
2,050,000	Northrop Grumman Corp., 2.750%, 10/17/2018	2,047,379	0.0
		20,692,499	0.6

	Securities Lending Collateral(11): 0.8%
7,242,929	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $7,244,268, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $7,387,793, due 07/31/20-05/15/28)	7,242,929	0.2
7,242,929	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $7,244,393, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,387,789, due 11/15/42-08/15/44)	7,242,929	0.2
7,242,929	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $7,244,280, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $7,387,793, due 11/29/18-09/09/49)	7,242,929	0.2
1,401,128	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,401,389, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,429,151, due 09/30/18-08/20/68)	1,401,128	0.0
7,242,929	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $7,244,423, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,388,820, due 04/15/20-02/15/48)	7,242,929	0.2
		30,372,844	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
3,694,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
		(Cost $3,694,000)	3,694,000	0.1

	Total Short-Term Investments
	(Cost $54,762,724)		54,759,343	1.5

	Total Investments in Securities (Cost $4,025,464,080)		$3,937,942,687	107.7
	Liabilities in Excess of Other Assets		(280,274,337)	(7.7)
	Net Assets		$3,657,668,350	100.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Settlement is on a when-issued or delayed-delivery basis.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2018.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Preferred Stock may be called prior to convertible date.
(10)	Non-income producing security.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$667,888,387	$–	$–	$667,888,387
Preferred Stock	1,910,909	–	–	1,910,909
Corporate Bonds/Notes	–	1,044,378,717	–	1,044,378,717
Collateralized Mortgage Obligations	–	520,874,835	–	520,874,835
Municipal Bonds	–	2,043,882	–	2,043,882

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Foreign Government Bonds	$–	$6,351,653	$–	$6,351,653
U.S. Treasury Obligations	–	274,667,084	–	274,667,084
Asset-Backed Securities	–	429,064,347	–	429,064,347
U.S. Government Agency Obligations	–	770,288,759	–	770,288,759
Commercial Mortgage-Backed Securities	–	165,714,771	–	165,714,771
Short-Term Investments	3,694,000	51,065,343	–	54,759,343
Total Investments, at fair value	$673,493,296	$3,264,449,391	$–	$3,937,942,687
Other Financial Instruments+
Centrally Cleared Swaps	–	14,672,334	–	14,672,334
Forward Foreign Currency Contracts	–	4,843,478	–	4,843,478
Futures	6,033,055	–	–	6,033,055
Total Assets	$679,526,351	$3,283,965,203	$–	$3,963,491,554
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(19,053,860)	$–	$(19,053,860)
Forward Foreign Currency Contracts	–	(979,857)	–	(979,857)
Forward Premium Swaptions	–	(302,872)	–	(302,872)
Futures	(6,839,315)	–	–	(6,839,315)
Total Liabilities	$(6,839,315)	$(20,336,589)	$–	$(27,175,904)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,929,629	$3,442,916	$(1,575,630)	$(5,028,588)	$87,768,327	$3,443,084	$(75,630)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	140,636,301	5,166,009	(3,775,269)	(9,897,957)	132,129,084	5,166,268	(275,270)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	67,807,597	795,964	(13,808,180)	(3,172,019)	51,623,362	796,068	(3,808,180)	-
Voya Floating Rate Fund Class P	23,828,877	867,741	-	88,646	24,785,264	873,576	-	-
Voya High Yield Bond Fund - Class P	126,260,947	5,245,266	(15,414,648)	(1,840,937)	114,250,628	5,245,578	(414,649)	-
Voya Investment Grade Credit Fund - Class P	141,136,923	3,981,069	-	(6,991,519)	138,126,473	3,979,739	-	-
Voya Securitized Credit Fund - Class P	135,179,121	5,275,069	(19,445,797)	(1,803,144)	119,205,249	5,275,020	554,201	-
	$725,779,395	$24,774,034	$(54,019,524)	$(28,645,518)	$667,888,387	$24,779,333	$(4,019,528)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP 12,249,653,781	USD 4,098,505	Barclays Bank PLC	10/05/18	$36,096
IDR 70,571,371,417	USD 4,738,560	Barclays Bank PLC	10/05/18	(4,914)
MYR 13,034,344	USD 3,155,252	Barclays Bank PLC	10/05/18	(5,855)
HUF 1,069,819,393	USD 3,861,000	Barclays Bank PLC	10/05/18	(18,226)
MYR 1,536,425	USD 370,000	Barclays Bank PLC	10/05/18	1,236
PLN 4,131,119	USD 1,109,000	Barclays Bank PLC	10/05/18	11,589
TRY 4,952,874	USD 739,000	Barclays Bank PLC	10/05/18	80,062
CLP 4,246,396,569	USD 6,413,915	Barclays Bank PLC	10/05/18	41,733
RUB 50,477,177	USD 745,000	Barclays Bank PLC	10/05/18	25,262
ZAR 10,771,754	USD 745,000	Barclays Bank PLC	10/05/18	16,414
COP 10,774,226,749	USD 3,556,930	Barclays Bank PLC	10/05/18	79,673
PLN 576,095	USD 157,148	Barclays Bank PLC	10/05/18	(879)
USD 4,154,680	HUF 1,142,054,107	Barclays Bank PLC	10/05/18	52,439
CZK 78,779,612	USD 3,562,155	Barclays Bank PLC	10/05/18	(11,859)
USD 8,965,969	CLP 5,793,360,774	Barclays Bank PLC	10/05/18	158,525
USD 5,907,630	COP 17,134,903,113	Barclays Bank PLC	10/05/18	124,120
USD 1,850,116	PEN 6,062,830	Barclays Bank PLC	10/05/18	15,369
USD 1,849,552	PEN 6,062,830	Barclays Bank PLC	10/05/18	14,804
USD 5,884,848	ZAR 79,217,204	Barclays Bank PLC	10/05/18	285,289
USD 10,546,272	PLN 38,898,711	Barclays Bank PLC	10/05/18	(5,218)
USD 4,556,837	RON 18,254,922	Barclays Bank PLC	10/05/18	3,072
USD 8,906,018	RUB 569,175,605	Barclays Bank PLC	10/05/18	220,619
USD 5,119,036	MYR 20,652,750	Barclays Bank PLC	10/05/18	128,858
MYR 6,081,981	USD 1,506,000	Barclays Bank PLC	10/05/18	(36,454)
USD 5,020,884	THB 166,197,286	Barclays Bank PLC	10/05/18	(118,664)
USD 6,606,883	HUF 1,822,963,097	Barclays Bank PLC	10/05/18	58,828
USD 4,649,920	IDR 70,571,371,417	Barclays Bank PLC	01/11/19	(5,391)
USD 3,150,675	MYR 13,034,344	Barclays Bank PLC	01/11/19	5,776
USD 4,079,709	COP 12,249,653,781	Barclays Bank PLC	01/11/19	(44,002)
USD 247	PEN 815	BNP Paribas	10/05/18	1
IDR 16,889,548,559	USD 1,109,000	BNP Paribas	10/05/18	23,883
CLP 254,433,194	USD 370,000	BNP Paribas	10/05/18	16,806
RUB 50,674,289	USD 739,000	BNP Paribas	10/05/18	34,270

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 17,209,140	USD 1,109,000	BNP Paribas	10/05/18	$107,448
CLP 3,307,592,206	USD 4,991,085	BNP Paribas	10/05/18	37,331
USD 3,723,000	CZK 84,457,476	BNP Paribas	10/05/18	(83,175)
USD 5,949,000	BRL 23,009,530	BNP Paribas	10/05/18	252,864
USD 377,000	PHP 20,338,283	BNP Paribas	10/05/18	665
PLN 15,992,390	USD 4,387,719	Citibank N.A.	10/05/18	(49,695)
RON 6,561,303	USD 1,662,436	Citibank N.A.	10/05/18	(25,692)
USD 953,840	SGD 1,301,141	Citibank N.A.	10/05/18	1,986
CZK 24,537,568	USD 1,109,000	Citibank N.A.	10/05/18	(3,186)
HUF 415,875,797	USD 1,478,000	Citibank N.A.	10/05/18	15,819
MXN 28,833,241	USD 1,478,000	Citibank N.A.	10/05/18	61,916
THB 24,224,716	USD 739,000	Citibank N.A.	10/05/18	10,134
MXN 14,159,337	USD 745,000	Citibank N.A.	10/05/18	11,217
USD 18,416,925	BRL 68,947,442	Citibank N.A.	10/05/18	1,348,605
BRL 22,859,610	USD 5,743,188	Citibank N.A.	10/05/18	(84,165)
RON 11,693,620	USD 2,855,724	Citibank N.A.	10/05/18	61,297
USD 2,663,315	TRY 13,967,449	Citibank N.A.	10/05/18	353,503
SGD 1,301,141	USD 955,676	Citibank N.A.	01/11/19	(1,697)
USD 4,399,311	PLN 15,992,390	Citibank N.A.	01/11/19	49,348
USD 1,659,283	RON 6,561,303	Citibank N.A.	01/11/19	25,301
TRY 9,014,575	USD 1,443,671	Goldman Sachs International	10/05/18	47,079
BRL 20,250,882	USD 4,998,984	Goldman Sachs International	10/05/18	14,234
HUF 409,450,381	USD 1,495,302	Goldman Sachs International	10/05/18	(24,562)
USD 165,070	PHP 8,964,291	Goldman Sachs International	10/05/18	(803)
USD 3,029,511	CLP 2,015,061,195	Goldman Sachs International	10/05/18	(33,916)
USD 869,738	CZK 18,859,703	Goldman Sachs International	10/05/18	19,803
RUB 220,781,025	USD 3,347,071	Goldman Sachs International	10/05/18	21,962
HUF 1,069,871,633	USD 3,861,000	Goldman Sachs International	10/05/18	(18,038)
ZAR 62,187,707	USD 4,364,583	Goldman Sachs International	10/05/18	31,227
BRL 11,423,084	USD 2,758,000	Goldman Sachs International	10/05/18	69,848
BRL 3,080,300	USD 739,000	Goldman Sachs International	10/05/18	23,545
COP 1,148,228,400	USD 370,000	Goldman Sachs International	10/05/18	17,559
PEN 7,358,223	USD 2,217,000	Goldman Sachs International	10/05/18	9,762
BRL 11,483,485	USD 2,758,000	Goldman Sachs International	10/05/18	84,800
USD 5,902,929	COP 17,134,903,113	Goldman Sachs International	10/05/18	119,419
PEN 8,053,356	USD 2,440,041	Goldman Sachs International	10/05/18	(2,916)
COP 902,439,439	USD 303,974	Goldman Sachs International	10/05/18	625
USD 2,860,759	IDR 41,615,467,825	Goldman Sachs International	10/05/18	69,360
BRL 22,859,610	USD 5,741,168	Goldman Sachs International	10/05/18	(82,146)
USD 9,007,179	MXN 168,751,886	Goldman Sachs International	10/05/18	(5,466)
CLP 2,015,061,195	USD 3,030,696	Goldman Sachs International	01/11/19	35,220
USD 4,955,799	BRL 20,250,882	Goldman Sachs International	01/11/19	(15,762)
USD 1,354,882	TRY 9,014,575	Goldman Sachs International	01/11/19	(43,651)
USD 1,506,603	HUF 409,450,381	Goldman Sachs International	01/11/19	23,446
CZK 18,859,703	USD 875,568	Goldman Sachs International	01/11/19	(19,804)
PHP 8,964,291	USD 163,373	Goldman Sachs International	01/11/19	1,068
USD 4,308,961	ZAR 62,187,707	Goldman Sachs International	01/11/19	(29,319)
USD 3,314,221	RUB 220,781,025	Goldman Sachs International	01/11/19	(19,282)
MXN 86,290,245	USD 4,576,135	HSBC Bank USA N.A.	10/05/18	32,425
THB 141,972,571	USD 4,379,720	HSBC Bank USA N.A.	10/05/18	10,693
USD 1,103,000	PEN 3,650,665	HSBC Bank USA N.A.	10/05/18	(1,773)
USD 1,118,000	PEN 3,698,640	HSBC Bank USA N.A.	10/05/18	(1,291)
MXN 39,469,063	USD 2,053,390	HSBC Bank USA N.A.	10/05/18	54,560
PHP 29,302,573	USD 543,677	HSBC Bank USA N.A.	10/05/18	(1,468)
SGD 1,301,141	USD 962,510	HSBC Bank USA N.A.	10/05/18	(10,657)
USD 2,860,563	IDR 41,615,467,825	HSBC Bank USA N.A.	10/05/18	69,164
USD 2,861,153	IDR 41,615,467,826	HSBC Bank USA N.A.	10/05/18	69,754
USD 2,861,153	IDR 41,615,467,826	HSBC Bank USA N.A.	10/05/18	69,754
USD 4,506,878	MXN 86,290,245	HSBC Bank USA N.A.	01/11/19	(31,654)
USD 4,395,313	THB 141,972,571	HSBC Bank USA N.A.	01/11/19	(9,677)
PEN 4,064,203	USD 1,231,129	JPMorgan Chase Bank N.A.	10/05/18	(1,211)
USD 735,000	ZAR 10,951,397	JPMorgan Chase Bank N.A.	10/05/18	(39,112)
RUB 123,622,001	USD 1,896,660	JPMorgan Chase Bank N.A.	10/05/18	(10,236)
RUB 123,622,001	USD 1,896,146	JPMorgan Chase Bank N.A.	10/05/18	(9,722)
USD 1,226,263	PEN 4,064,203	JPMorgan Chase Bank N.A.	01/11/19	866
IDR 79,000,951,326	USD 5,367,387	Morgan Stanley	10/05/18	(68,319)
USD 13	RUB 889	Toronto Dominion Securities	10/05/18	–

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN 18,199,107	USD 4,833,881	Toronto Dominion Securities	10/05/18	$102,727
COP 9,195,257,856	USD 3,031,237	Toronto Dominion Securities	10/05/18	72,420
				$3,863,621

At September 30, 2018, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	1,458	12/19/18	$173,183,062	$(2,365,348)
U.S. Treasury 2-Year Note	744	12/31/18	156,786,376	(466,390)
U.S. Treasury 5-Year Note	241	12/31/18	27,106,852	(237,697)
U.S. Treasury Long Bond	54	12/19/18	7,587,000	(10,229)
U.S. Treasury Ultra Long Bond	676	12/19/18	104,294,125	(3,759,651)
			$468,957,415	$(6,839,315)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(2,611)	12/19/18	(328,986,000)	6,033,055
			$(328,986,000)	$6,033,055

At September 30, 2018, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Buy	5.000	06/20/23	USD	110,000,000	$(8,596,390)	$(1,503,890)
						$(8,596,390)	$(1,503,890)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD	225,664,000	$(6,829,162)	$(6,829,162)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	50,908,000	(4,120,020)	(4,120,020)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	29,003,000	(2,664,061)	(2,664,061)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	40,443,000	(3,936,727)	(3,936,727)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	444,148,000	5,397,003	5,397,003
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	112,415,000	5,512,789	5,512,789
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	35,916,000	3,762,542	3,762,542
								$(2,877,636)	$(2,877,636)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	88,010,000	$(4,708,535)	$(62,491)
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	125,038,000	(6,611,384)	(861)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	88,010,000	(4,770,190)	(126,501)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	88,010,000	(4,715,136)	(67,559)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	138,992,000	(7,394,374)	(45,460)
								$(28,199,619)	$(302,872)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$4,843,478
Interest rate contracts	Futures contracts	6,033,055
Interest rate contracts	Interest rate swaps	14,672,334
Total Asset Derivatives		$25,548,867

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$979,857
Interest rate contracts	Forward premium swaptions	302,872
Interest rate contracts	Futures contracts	6,839,315
Credit contracts	Credit default swaps	1,503,890
Interest rate contracts	Interest rate swaps	17,549,970
Total Liability Derivatives		$27,175,904

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Morgan Stanley	Toronto Domonion Securities	Totals
Assets:
Forward foreign currency contracts	$-	$1,359,764	$473,268	$1,939,126	$588,957	$306,350	$866	$-	$-	$175,147	$4,843,478
Total Assets	$-	$1,359,764	$473,268	$1,939,126	$588,957	$306,350	$866	$-	$-	$175,147	$4,843,478

Liabilities:
Forward foreign currency contracts	$-	$251,462	$83,175	$164,435	$295,665	$56,520	$60,281	$-	$68,319	$-	$979,857
Forward premium swaptions	62,491	861	-	-	-	-	-	239,520	-	-	302,872
Total Liabilities	$62,491	$252,323	$83,175	$164,435	$295,665	$56,520	$60,281	$239,520	$68,319	$-	$1,282,729

Net OTC derivative instruments by counterparty, at fair value	$(62,491)	$1,107,441	$390,093	$1,774,691	$293,292	$249,830	$(59,415)	$(239,520)	$(68,319)	$175,147	$3,560,749

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$(1,107,441)	$(270,000)	$(1,628,000)	$(293,292)	$(60,000)	$-	$-	$68,319	$-	$(3,290,414)

Net Exposure(1)(2)	$(62,491)	$-	$120,093	$146,691	$-	$189,830	$(59,415)	$(239,520)	$-	$175,147	$270,335

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2018, the Portfolio had received $1,259,000, $360,000 and $380,000 from Barclays Bank PLC, Goldman Sachs International and Morgan Stanley Capital Services LLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,020,318,996.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$48,896,745
Gross Unrealized Depreciation	(140,753,262)

Net Unrealized Depreciation	$(91,856,517)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018